UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

February 28, 2013

Alabama    •    Arkansas    •     Georgia    •    Kentucky    •    Maryland    •    Missouri

North Carolina    •    Oregon    •    South Carolina    •    Tennessee    •    Virginia

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Alabama	2
Arkansas	3
Georgia	4
Kentucky	5
Maryland	6
Missouri	7
North Carolina	8
Oregon	9
South Carolina	10
Tennessee	11
Virginia	12

Endnotes and Additional Disclosures	13

Fund Expenses	14

Financial Statements	20

Officers and Trustees	124

Important Notices	125

Eaton Vance

Alabama Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	1.76%	4.45%	6.42%	4.57%	—
Class A with 4.75% Maximum Sales Charge	—	–3.08	–0.55	5.39	4.07	—
Class B at NAV	05/01/1992	1.48	3.80	5.64	3.81	—
Class B with 5% Maximum Sales Charge	—	–3.52	–1.20	5.31	3.81	—
Class C at NAV	03/21/2006	1.39	3.71	5.62	—	3.83%
Class C with 1% Maximum Sales Charge	—	0.39	2.71	5.62	—	3.83
Class I at NAV	03/03/2008	1.96	4.76	—	—	6.66
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.51%	0.57%
Net of Interest Expense			0.74	1.49	1.48	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.18%	2.48%	2.49%	3.36%
Taxable-Equivalent Distribution Rate			5.91	4.61	4.63	6.25
SEC 30-day Yield			1.84	1.18	1.19	2.12
Taxable-Equivalent SEC 30-day Yield			3.42	2.19	2.21	3.94

% Total Leverage[5]
Residual Interest Bond (RIB)						2.63%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	3.1%	BBB	12.9%
AA	57.9	Not Rated	7.6
A	18.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	02/09/1994	1.83%	3.21%	5.14%	3.82%	—
Class A with 4.75% Maximum Sales Charge	—	–2.99	–1.65	4.13	3.32	—
Class B at NAV	10/02/1992	1.45	2.48	4.36	3.05	—
Class B with 5% Maximum Sales Charge	—	–3.55	–2.50	4.02	3.05	—
Class C at NAV	04/28/2006	1.45	2.48	4.38	—	2.68%
Class C with 1% Maximum Sales Charge	—	0.45	1.48	4.38	—	2.68
Class I at NAV	08/03/2010	1.93	3.41	—	—	4.80
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.74%	1.49%	1.49%	0.54%
Net of Interest Expense			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.46%	2.77%	2.77%	3.64%
Taxable-Equivalent Distribution Rate			6.57	5.26	5.26	6.92
SEC 30-day Yield			1.68	1.02	1.02	1.97
Taxable-Equivalent SEC 30-day Yield			3.19	1.94	1.94	3.74

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	2.19%	4.62%	5.74%	4.05%	—
Class A with 4.75% Maximum Sales Charge	—	–2.65	–0.35	4.71	3.54	—
Class B at NAV	12/23/1991	1.79	3.79	4.96	3.27	—
Class B with 5% Maximum Sales Charge	—	–3.21	–1.21	4.63	3.27	—
Class C at NAV	04/25/2006	1.79	3.90	4.98	—	2.99%
Class C with 1% Maximum Sales Charge	—	0.79	2.90	4.98	—	2.99
Class I at NAV	03/03/2008	2.29	4.83	—	—	6.02
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.79%	1.54%	1.54%	0.59%
Net of Interest Expense			0.74	1.49	1.49	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.43%	2.73%	2.73%	3.61%
Taxable-Equivalent Distribution Rate			6.45	5.13	5.13	6.79
SEC 30-day Yield			2.10	1.45	1.45	2.40
Taxable-Equivalent SEC 30-day Yield			3.95	2.73	2.73	4.51

% Total Leverage[5]
RIB						4.39%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.7%	A	12.1%
AA	65.6	BBB	12.6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	3.46%	5.58%	6.02%	4.05%	—
Class A with 4.75% Maximum Sales Charge	—	–1.49	0.54	4.99	3.55	—
Class B at NAV	12/23/1991	3.06	4.78	5.24	3.30	—
Class B with 5% Maximum Sales Charge	—	–1.94	–0.22	4.91	3.30	—
Class C at NAV	03/23/2006	3.06	4.77	5.23	—	3.43%
Class C with 1% Maximum Sales Charge	—	2.06	3.77	5.23	—	3.43
Class I at NAV	08/03/2010	3.56	5.79	—	—	5.85
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.73%	1.48%	1.48%	0.53%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.66%	2.97%	2.97%	3.85%
Taxable-Equivalent Distribution Rate			6.88	5.58	5.58	7.24
SEC 30-day Yield			2.17	1.53	1.53	2.48
Taxable-Equivalent SEC 30-day Yield			4.08	2.88	2.88	4.66

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

5

Eaton Vance

Maryland Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/10/1993	2.35%	5.54%	6.49%	4.26%	—
Class A with 4.75% Maximum Sales Charge	—	–2.51	0.57	5.46	3.75	—
Class B at NAV	02/03/1992	2.03	4.71	5.70	3.50	—
Class B with 5% Maximum Sales Charge	—	–2.97	–0.29	5.37	3.50	—
Class C at NAV	05/02/2006	1.93	4.71	5.70	—	3.69%
Class C with 1% Maximum Sales Charge	—	0.93	3.71	5.70	—	3.69
Class I at NAV	03/03/2008	2.45	5.63	—	—	6.75
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.79%	1.54%	1.54%	0.59%
Net of Interest Expense			0.75	1.50	1.50	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.43%	2.74%	2.74%	3.62%
Taxable-Equivalent Distribution Rate			6.41	5.12	5.12	6.77
SEC 30-day Yield			2.08	1.44	1.44	2.38
Taxable-Equivalent SEC 30-day Yield			3.89	2.69	2.69	4.45

% Total Leverage[5]
RIB						4.25%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	20.2%	BBB	7.6%
AA	38.9	B	0.4
A	21.0	Not Rated	11.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Missouri Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	1.97%	4.90%	6.01%	4.19%	—
Class A with 4.75% Maximum Sales Charge	—	–2.87	–0.13	4.98	3.69	—
Class B at NAV	05/01/1992	1.58	4.19	5.22	3.42	—
Class B with 5% Maximum Sales Charge	—	–3.42	–0.81	4.89	3.42	—
Class C at NAV	02/16/2006	1.58	4.19	5.22	—	3.08%
Class C with 1% Maximum Sales Charge	—	0.58	3.19	5.22	—	3.08
Class I at NAV	08/03/2010	1.97	5.10	—	—	6.28
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.50%	0.55%
Net of Interest Expense			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.42%	2.73%	2.73%	3.61%
Taxable-Equivalent Distribution Rate			6.43	5.13	5.13	6.79
SEC 30-day Yield			1.90	1.25	1.25	2.20
Taxable-Equivalent SEC 30-day Yield			3.57	2.35	2.35	4.14

% Total Leverage[5]
RIB						1.99%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	14.4%	BBB	13.8%
AA	57.0	Not Rated	5.9
A	8.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

7

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/07/1993	3.02%	6.09%	7.08%	4.67%	—
Class A with 4.75% Maximum Sales Charge	—	–1.84	1.04	6.03	4.15	—
Class B at NAV	10/23/1991	2.66	5.27	6.29	3.90	—
Class B with 5% Maximum Sales Charge	—	–2.34	0.27	5.97	3.90	—
Class C at NAV	05/02/2006	2.66	5.27	6.29	—	4.41%
Class C with 1% Maximum Sales Charge	—	1.66	4.27	6.29	—	4.41
Class I at NAV	03/03/2008	3.12	6.19	—	—	7.34
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.82%	1.57%	1.56%	0.62%
Net of Interest Expense			0.75	1.50	1.49	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.74%	3.05%	3.06%	3.93%
Taxable-Equivalent Distribution Rate			7.16	5.84	5.86	7.53
SEC 30-day Yield			2.22	1.59	1.59	2.54
Taxable-Equivalent SEC 30-day Yield			4.25	3.05	3.05	4.86

% Total Leverage[5]
RIB						9.31%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.3%	BBB	4.2%
AA	68.8	BB	0.7
A	12.0	Not Rated	3.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Oregon Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/28/1993	2.67%	5.42%	7.67%	4.98%	—
Class A with 4.75% Maximum Sales Charge	—	–2.23	0.46	6.62	4.47	—
Class B at NAV	12/24/1991	2.33	4.62	6.87	4.21	—
Class B with 5% Maximum Sales Charge	—	–2.67	–0.38	6.56	4.21	—
Class C at NAV	03/02/2006	2.33	4.62	6.87	—	4.15%
Class C with 1% Maximum Sales Charge	—	1.33	3.62	6.87	—	4.15
Class I at NAV	08/03/2010	2.78	5.63	—	—	8.42
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.84%	1.59%	1.58%	0.63%
Net of Interest Expense			0.74	1.49	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.72%	3.03%	3.04%	3.91%
Taxable-Equivalent Distribution Rate			7.29	5.94	5.96	7.67
SEC 30-day Yield			2.85	2.25	2.25	3.20
Taxable-Equivalent SEC 30-day Yield			5.59	4.41	4.41	6.27

% Total Leverage[5]
RIB						8.74%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	6.1%	BBB	14.0%
AA	67.0	BB	0.9
A	10.6	Not Rated	1.4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

9

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	02/14/1994	3.38%	6.36%	7.40%	4.90%	—
Class A with 4.75% Maximum Sales Charge	—	–1.50	1.30	6.36	4.40	—
Class B at NAV	10/02/1992	3.11	5.53	6.61	4.14	—
Class B with 5% Maximum Sales Charge	—	–1.89	0.53	6.30	4.14	—
Class C at NAV	01/12/2006	3.01	5.53	6.58	—	3.67%
Class C with 1% Maximum Sales Charge	—	2.01	4.53	6.58	—	3.67
Class I at NAV	03/03/2008	3.48	6.57	—	—	7.64
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.81%	1.56%	1.55%	0.61%
Net of Interest Expense			0.74	1.49	1.48	0.54

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.77%	3.08%	3.08%	3.96%
Taxable-Equivalent Distribution Rate			7.16	5.85	5.85	7.52
SEC 30-day Yield			2.52	1.90	1.90	2.84
Taxable-Equivalent SEC 30-day Yield			4.79	3.61	3.61	5.40

% Total Leverage[5]
RIB						9.97%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	10.6%	BBB	11.1%
AA	40.6	BB	1.0
A	36.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/09/1993	2.21%	3.93%	4.78%	3.41%	—
Class A with 4.75% Maximum Sales Charge	—	–2.66	–1.02	3.77	2.91	—
Class B at NAV	08/25/1992	1.81	3.15	4.00	2.64	—
Class B with 5% Maximum Sales Charge	—	–3.19	–1.85	3.66	2.64	—
Class C at NAV	05/02/2006	1.91	3.15	4.03	—	2.42%
Class C with 1% Maximum Sales Charge	—	0.91	2.15	4.03	—	2.42
Class I at NAV	08/03/2010	2.32	4.14	—	—	4.85
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.73%	1.48%	1.48%	0.53%
Net of Interest Expense			0.72	1.47	1.47	0.52

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.98%	3.29%	3.29%	4.16%
Taxable-Equivalent Distribution Rate			7.48	6.18	6.18	7.82
SEC 30-day Yield			1.90	1.25	1.25	2.19
Taxable-Equivalent SEC 30-day Yield			3.57	2.35	2.35	4.12

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

11

Eaton Vance

Virginia Municipal Income Fund

February 28, 2013

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/17/1993	2.92%	4.91%	4.91%	3.39%	—
Class A with 4.75% Maximum Sales Charge	—	–1.95	–0.05	3.89	2.89	—
Class B at NAV	07/26/1991	2.67	4.27	4.14	2.64	—
Class B with 5% Maximum Sales Charge	—	–2.33	–0.73	3.80	2.64	—
Class C at NAV	02/08/2006	2.56	4.16	4.14	—	2.04%
Class C with 1% Maximum Sales Charge	—	1.56	3.16	4.14	—	2.04
Class I at NAV	03/03/2008	3.02	5.12	—	—	5.17
Barclays Capital Municipal Bond Index	—	2.01%	5.01%	6.79%	5.05%	—
Barclays Capital 20 Year Municipal Bond Index	—	2.53	6.89	8.45	5.95	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.80%	1.55%	1.55%	0.59%
Net of Interest Expense			0.76	1.51	1.51	0.55

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.76%	3.06%	3.06%	3.94%
Taxable-Equivalent Distribution Rate			7.05	5.74	5.74	7.39
SEC 30-day Yield			2.25	1.62	1.62	2.56
Taxable-Equivalent SEC 30-day Yield			4.22	3.04	3.04	4.80

% Total Leverage[5]
RIB						6.28%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	19.9%	BBB	11.5%
AA	42.3	B	0.5
A	24.7	Not Rated	1.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

12

Eaton Vance

Municipal Income Funds

February 28, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

13

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.60	$3.75	0.75%
Class B	$1,000.00	$1,014.80	$7.54	1.51%
Class C	$1,000.00	$1,013.90	$7.49	1.50%
Class I	$1,000.00	$1,019.60	$2.75	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	0.75%
Class B	$1,000.00	$1,017.30	$7.55	1.51%
Class C	$1,000.00	$1,017.40	$7.50	1.50%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

14

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.30	$3.60	0.72%
Class B	$1,000.00	$1,014.50	$7.34	1.47%
Class C	$1,000.00	$1,014.50	$7.34	1.47%
Class I	$1,000.00	$1,019.30	$2.60	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.90	$3.91	0.78%
Class B	$1,000.00	$1,017.90	$7.66	1.53%
Class C	$1,000.00	$1,017.90	$7.60	1.52%
Class I	$1,000.00	$1,022.90	$2.86	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.65	1.53%
Class C	$1,000.00	$1,017.30	$7.60	1.52%
Class I	$1,000.00	$1,022.00	$2.86	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

15

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.60	$3.63	0.72%
Class B	$1,000.00	$1,030.60	$7.40	1.47%
Class C	$1,000.00	$1,030.60	$7.40	1.47%
Class I	$1,000.00	$1,035.60	$2.62	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.50	$3.96	0.79%
Class B	$1,000.00	$1,020.30	$7.71	1.54%
Class C	$1,000.00	$1,019.30	$7.71	1.54%
Class I	$1,000.00	$1,024.50	$2.96	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96	0.79%
Class B	$1,000.00	$1,017.20	$7.70	1.54%
Class C	$1,000.00	$1,017.20	$7.70	1.54%
Class I	$1,000.00	$1,021.90	$2.96	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

16

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.70	$3.71	0.74%
Class B	$1,000.00	$1,015.80	$7.45	1.49%
Class C	$1,000.00	$1,015.80	$7.40	1.48%
Class I	$1,000.00	$1,019.70	$2.70	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71	0.74%
Class B	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.20	$4.03	0.80%
Class B	$1,000.00	$1,026.60	$7.79	1.55%
Class C	$1,000.00	$1,026.60	$7.79	1.55%
Class I	$1,000.00	$1,031.20	$3.02	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class B	$1,000.00	$1,017.10	$7.75	1.55%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

17

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.70	$4.07	0.81%
Class B	$1,000.00	$1,023.30	$7.83	1.56%
Class C	$1,000.00	$1,023.30	$7.83	1.56%
Class I	$1,000.00	$1,027.80	$3.07	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class B	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.80	$3.98	0.79%
Class B	$1,000.00	$1,031.10	$7.76	1.54%
Class C	$1,000.00	$1,030.10	$7.75	1.54%
Class I	$1,000.00	$1,034.80	$2.98	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96	0.79%
Class B	$1,000.00	$1,017.20	$7.70	1.54%
Class C	$1,000.00	$1,017.20	$7.70	1.54%
Class I	$1,000.00	$1,021.90	$2.96	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

18

Eaton Vance

Municipal Income Funds

February 28, 2013

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.10	$3.66	0.73%
Class B	$1,000.00	$1,018.10	$7.41	1.48%
Class C	$1,000.00	$1,019.10	$7.41	1.48%
Class I	$1,000.00	$1,023.20	$2.66	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.20	$3.92	0.78%
Class B	$1,000.00	$1,026.70	$7.74	1.54%
Class C	$1,000.00	$1,025.60	$7.68	1.53%
Class I	$1,000.00	$1,030.20	$2.92	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91	0.78%
Class B	$1,000.00	$1,017.20	$7.70	1.54%
Class C	$1,000.00	$1,017.20	$7.65	1.53%
Class I	$1,000.00	$1,021.90	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

19

Eaton Vance

Alabama Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.1%

Security	Principal Amount (000’s omitted)	Value

Education — 6.1%
Auburn University, 5.00%, 6/1/36	$1,025	$1,181,620
Morgan County Board of Education, 5.00%, 3/1/35	865	988,159
University of Alabama, 5.00%, 7/1/34	1,500	1,713,540

		$3,883,319

Electric Utilities — 2.8%
Foley Utilities Board, 5.00%, 11/1/28	$1,500	$1,790,100

		$1,790,100

General Obligations — 14.9%
Auburn, 5.25%, 12/1/27	$1,000	$1,174,660
Baldwin County, 4.00%, 1/1/26	1,815	2,046,957
Homewood, 5.00%, 9/1/42	1,000	1,128,630
Huntsville, 5.00%, 5/1/33	1,025	1,199,732
Madison, 5.15%, 2/1/39	1,250	1,359,962
Mobile, 5.00%, 2/15/27	1,000	1,123,790
Oxford, 5.00%, 2/1/32	1,205	1,392,968

		$9,426,699

Hospital — 13.8%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)(2)	$1,740	$1,873,110
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,726,305
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,131,960
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	427,732
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	796,297
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	416,016
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,164,550
University of Alabama, Hospital Revenue, 5.75%, to 9/1/18 (Put Date), 9/1/22	1,000	1,181,220

		$8,717,190

Industrial Development Revenue — 3.3%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$634,554
Phenix City Industrial Development Board, Environmental Improvement Revenue, (MeadWestvaco Coated Board Project), (AMT), 4.125%, 5/15/35	645	635,731
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	851,955

		$2,122,240

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 7.1%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,104,590
Alabama State University, (AGC), 4.75%, 5/1/33	475	513,579
Auburn University, (AGM), 5.00%, 6/1/38	250	282,393
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,351,315
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,229,569

		$4,481,446

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$480,420
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	636,950

		$1,117,370

Insured – Escrowed / Prerefunded — 7.5%
Gadsden, (AMBAC), Prerefunded to 8/1/13, 5.125%, 8/1/28	$2,000	$2,062,260
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,235,135
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	457,971

		$4,755,366

Insured – Lease Revenue / Certificates of Participation — 3.6%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$545,910
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	1,068,598
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	650,073

		$2,264,581

Insured – Special Tax Revenue — 3.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,855	$1,800,333
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	404,485

		$2,204,818

Insured – Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$880,070
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,185	1,236,370

		$2,116,440

20	See Notes to Financial Statements.

Eaton Vance

Alabama Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 9.5%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,442,439
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,144,040
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	825,330
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	503,152
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,103,530

		$6,018,491

Other Revenue — 2.7%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,694,625

		$1,694,625

Special Tax Revenue — 7.5%
Decatur Board of Education, 4.00%, 2/1/24	$1,475	$1,660,230
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	145	161,961
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	173,690
Homewood City Board of Education, 5.00%, 4/1/32	500	574,615
Hoover Board of Education, 5.00%, 2/15/25	1,000	1,201,120
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	566,487
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	382,291

		$4,720,394

Transportation — 2.8%
Alabama Federal Aid Highway Finance Authority, 5.00%, 9/1/26	$1,500	$1,800,840

		$1,800,840

Water and Sewer — 5.9%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,508,292
Opelika Utilities Board, 5.25%, 6/1/36	500	567,110
Opelika Utilities Board, 5.25%, 6/1/41	500	563,310
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,131,090

		$3,769,802

Total Tax-Exempt Investments — 96.1% (identified cost $56,054,338)		$60,883,721

Other Assets, Less Liabilities — 3.9%		$2,451,019

Net Assets — 100.0%		$63,334,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 37.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 14.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $729,597.

21	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$500	$622,430
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	309,570

		$932,000

Education — 3.6%
Texas A&M University, 5.00%, 7/1/26	$200	$257,356
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	562,535
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	278,612
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	873,120
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32	500	533,015

		$2,504,638

Electric Utilities — 0.7%
Independence County Pollution Control Revenue, (Entergy Arkansas Inc.), 2.375%, 1/1/21	$500	$503,170

		$503,170

Escrowed / Prerefunded — 5.6%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$316,923
Benton, School District No. 8, Prerefunded to 8/1/13, 4.80%, 2/1/38	750	764,820
Benton, School District No. 8, Prerefunded to 8/1/13, 4.85%, 2/1/40	1,000	1,019,970
Conway, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	813,712
Siloam Springs, School District No. 21, Prerefunded to 12/1/13, 4.60%, 6/1/34	1,000	1,033,620

		$3,949,045

General Obligations — 16.8%
Arkansas, 4.75%, 6/1/29	$750	$846,232
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,735,755
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,099,930
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,076,590
Bradford, Special School District, 4.75%, 2/1/39	315	330,570
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,563,651
Conroe, Independent School District, 5.00%, 2/15/35	150	176,165

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Pottsville, School District No. 61, 4.50%, 2/1/38	$1,250	$1,308,000
Pulaski County, Special School District, 5.00%, 2/1/35	500	525,855
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,084,790
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,096,420

		$11,843,958

Housing — 1.8%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$432,885
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	380	393,255
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	305	305,769
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	160	165,614

		$1,297,523

Industrial Development Revenue — 3.5%
Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$410,356
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,051,220

		$2,461,576

Insured – Education — 10.2%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,083,140
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,248,870
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,402,462
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,272,061
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,115,470
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,060,450

		$7,182,453

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$650	$664,475
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	562,419
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	773,685

		$2,000,579

22	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 2.5%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29	$1,000	$1,059,740
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	640	688,032

		$1,747,772

Insured – General Obligations — 0.7%
Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$479,510

		$479,510

Insured – Health – Miscellaneous — 0.8%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$65	$64,833
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	517,650

		$582,483

Insured – Hospital — 6.4%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,212,356
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,601,625
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,671,029

		$4,485,010

Insured – Lease Revenue / Certificates of Participation — 2.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,387,790

		$1,387,790

Insured – Other Revenue — 5.4%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$713,390
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	410,853
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,200,815
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,445	1,482,597

		$3,807,655

Insured – Special Tax Revenue — 2.6%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$105	$112,591
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,047,020

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	$1,000	$157,030
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,760	450,515
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	25	25,909

		$1,793,065

Insured – Utilities — 3.4%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$856,942
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,555,153

		$2,412,095

Insured – Water and Sewer — 6.7%
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	$500	$575,400
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,085,760
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	506,142
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	845,415
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	558,610
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,117,220

		$4,688,547

Lease Revenue / Certificates of Participation — 4.3%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,386,850
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,653,915

		$3,040,765

Special Tax Revenue — 6.2%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$750	$773,107
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	488,824
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	544,505
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	1,100	1,165,560
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	210	220,301
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	547,670
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	131,546
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	511,682

		$4,383,195

Transportation — 2.4%
Arizona Department of Transportation Board Highway Revenue, 5.00%, 7/1/29	$1,000	$1,191,940
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	500	500,375

		$1,692,315

23	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.4%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,147,190
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	668,572
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	566,150

		$2,381,912

Total Tax-Exempt Investments — 93.1% (identified cost $61,267,160)		$65,557,056

Other Assets, Less Liabilities — 6.9%		$4,840,610

Net Assets — 100.0%		$70,397,666

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 46.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 27.9% of total investments.

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.7%

Security	Principal Amount (000’s omitted)	Value

Education — 5.6%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$654,168
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	890,565
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	897,757
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,706,655

		$4,149,145

Electric Utilities — 1.5%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,089,940

		$1,089,940

Escrowed / Prerefunded — 1.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,084,168

		$1,084,168

General Obligations — 15.8%
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	$1,000	$1,106,010
Georgia, 2.00%, 8/1/27	315	301,912
Georgia, 5.00%, 7/1/26	200	250,212
Georgia, 5.00%, 7/1/29	600	729,162
Gwinnett County, School District, 5.00%, 2/1/36(1)	4,500	5,184,405
Gwinnett County, Water and Sewerage Authority, 5.00%, 8/1/23	500	623,575
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,742,760
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	549,715
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,164,520

		$11,652,271

Hospital — 8.8%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,174,530
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,350,520
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	845,670
Macon-Bibb County Hospital Authority (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,082,920

		$6,453,640

Security	Principal Amount (000’s omitted)	Value

Housing — 2.1%
Georgia Housing and Finance Authority, (AMT), 4.00%, 6/1/30	$500	$505,695
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,000	1,049,470

		$1,555,165

Industrial Development Revenue — 5.2%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,496,600
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	979,048
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	320	321,251

		$3,796,899

Insured – Education — 1.7%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,276,009

		$1,276,009

Insured – Electric Utilities — 11.9%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$2,295	$2,534,254
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,176,300
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,292,200
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/25	485	607,463
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	398,685
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	895	915,209
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	310	315,927
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,495,791

		$8,735,829

Insured – General Obligations — 3.0%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,469,575
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	737,385

		$2,206,960

Insured – Hospital — 2.7%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,985,095

		$1,985,095

25	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.4%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$935	$973,672
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,118,870
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,138,870

		$3,231,412

Insured – Special Tax Revenue — 3.4%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,301,122
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,360	653,106
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	570,626

		$2,524,854

Insured – Transportation — 2.7%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$833,301
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,161,730

		$1,995,031

Insured – Water and Sewer — 8.7%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$563,205
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	2,000,061
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,412,512
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,283,470
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,120,030

		$6,379,278

Other Revenue — 1.2%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$885,855

		$885,855

Special Tax Revenue — 9.5%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,267,261
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	852,563
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,901,392

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$205	$228,979
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	246,528
Metropolitan Atlanta Rapid Transit Authority, 4.00%, 7/1/31	1,000	1,073,740
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	825	865,466
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	511,682

		$6,947,611

Transportation — 1.9%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$835,013
Atlanta Airport Revenue, (AMT), 5.00%, 1/1/37	500	557,190

		$1,392,203

Water and Sewer — 4.1%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,165,330
Fayette County, Water Revenue, 5.00%, 10/1/25	500	614,385
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,000	1,252,180

		$3,031,895

Total Tax-Exempt Investments — 95.7% (identified cost $63,664,796)		$70,373,260

Other Assets, Less Liabilities — 4.3%		$3,173,967

Net Assets — 100.0%		$73,547,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 39.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 15.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,201,330
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	598,325

		$1,799,655

Education — 2.3%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,320,960

		$1,320,960

Escrowed / Prerefunded — 3.6%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$2,025,225

		$2,025,225

General Obligations — 6.4%
Owensboro, 4.00%, 6/1/32	$1,000	$1,069,840
Kenton County, 4.625%, 4/1/34	750	849,795
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,146,060
Lexington-Fayette Urban County Airport Board, (AMT), 5.00%, 7/1/30	500	571,940

		$3,637,635

Hospital — 10.7%
City of Russell (Bon Secours Health System), 5.00%, 11/1/26	$1,000	$1,140,850
Kentucky Economic Development Finance Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	1,000	1,100,870
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	272,575
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	581,690
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	557,310
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	750	846,180
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	1,019,520
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	603,255

		$6,122,250

Security	Principal Amount (000’s omitted)	Value

Housing — 3.1%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$125	$129,584
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,550	1,641,279

		$1,770,863

Industrial Development Revenue — 2.9%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$562,145
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,802

		$1,632,947

Insured – Bond Bank — 1.9%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,112,746

		$1,112,746

Insured – Electric Utilities — 14.9%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,102,600
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,171,620
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,143,530
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,686,800
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,334,784
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	480,420
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	580,940

		$8,500,694

Insured – Escrowed / Prerefunded — 2.5%
Jefferson County, School District Finance Corp., (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,129,720
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	276,219

		$1,405,939

Insured – Hospital — 6.9%
Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$851,649
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	5,730	3,060,221

		$3,911,870

27	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 0.4%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$257,798

		$257,798

Insured – Lease Revenue / Certificates of Participation — 9.4%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,177,669
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	573,820
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	582,270
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,003,630
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	932,349
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,077,860

		$5,347,598

Insured – Transportation — 4.5%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,123,810
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,446,285

		$2,570,095

Insured – Water and Sewer — 6.3%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$522,195
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,091,900
Louisville & Jefferson County Metropolitan Sewer District, (FGIC), (NPFG), 5.00%, 5/15/38	750	793,567
Owensboro, (AGC), 5.00%, 9/15/26	500	574,645
Owensboro, (AGC), 5.00%, 9/15/27	290	332,868
Owensboro, (AGC), 5.00%, 9/15/31	225	255,211

		$3,570,386

Lease Revenue / Certificates of Participation — 9.1%
Fayette County, School District Finance Corp., 4.00%, 4/1/25	$400	$450,424
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,644,029
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.00%, 9/1/22	1,000	1,229,160
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	886,740

		$5,210,353

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$259,597

		$259,597

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$78,188
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	84,044
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	131,546
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	382,291

		$676,069

Transportation — 4.1%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$582,235
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,187,980
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	592,785

		$2,363,000

Water and Sewer — 3.1%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$597,660
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,160,220

		$1,757,880

Total Tax-Exempt Investments — 97.0% (identified cost $50,179,048)		$55,253,560

Other Assets, Less Liabilities — 3.0%		$1,707,468

Net Assets — 100.0%		$56,961,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 10.9% of the Fund’s net assets at February 28, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 48.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 22.6% of total investments.

29	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.5%

Security	Principal Amount (000’s omitted)	Value

Education — 13.2%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,148,230
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,360,300
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,251,605
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,043,550
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,589,130
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	159,960
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,044,170
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,705,825

		$11,302,770

Escrowed / Prerefunded — 2.4%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,070,820

		$2,070,820

General Obligations — 18.5%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,260,703
Baltimore County, 4.00%, 8/1/26	1,000	1,145,390
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,288,940
Baltimore, Series A, 5.00%, 10/15/28	700	848,603
Baltimore, Series B, 4.00%, 10/15/25	1,520	1,725,595
Maryland, 5.00%, 11/1/19	2,000	2,506,480
Montgomery County, 5.00%, 5/1/23	1,000	1,163,730
Montgomery County, 5.00%, 5/1/25	1,500	1,730,940
Prince George’s County Housing Authority, 5.00%, 9/15/29	425	517,442
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,661,237

		$15,849,060

Hospital — 13.9%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$879,013
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,095,620
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,182,860

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	$2,000	$2,211,860
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,558,854
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,115,650
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,357,210
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,723,008
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	814,597

		$11,938,672

Housing — 6.2%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,044,810
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,221,047
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,032,610
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,965	2,020,708

		$5,319,175

Industrial Development Revenue — 2.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$865	$813,905
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	175	175,250
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,075,690

		$2,064,845

Insured – Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,455,768

		$1,455,768

Insured – Escrowed / Prerefunded — 4.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,966,883

		$3,966,883

30	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.4%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$770,414
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,815,238

		$4,585,652

Insured – Special Tax Revenue — 2.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$231,352
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,150	452,847
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,180	326,553
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	735,180

		$1,745,932

Insured – Transportation — 5.9%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,063,930
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,708,425
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,259,080

		$5,031,435

Insured – Water and Sewer — 4.7%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,188,840
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,336,640
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	501,895

		$4,027,375

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,110	$345,560

		$345,560

Senior Living / Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$548,852
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	386,688
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	516,095

		$1,451,635

Special Tax Revenue — 8.5%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$774,897
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	507,306

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Maryland State Department of Transportation, 5.00%, 2/15/28	$2,000	$2,409,460
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,202,240
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	284,727
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,140,062

		$7,318,692

Transportation — 10.0%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,166,190
Maryland Transportation Authority, 4.00%, 7/1/27	2,000	2,234,360
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,398,380
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,818,225

		$8,617,155

Total Tax-Exempt Investments — 101.5% (identified cost $80,751,580)		$87,091,429

Other Assets, Less Liabilities — (1.5)%		$(1,273,201)

Net Assets — 100.0%		$85,818,228

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 23.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 10.1% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $610,062.

31	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$842,373
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	713,356
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	65	67,215
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,226,060

		$2,849,004

Education — 6.0%
Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,282,580
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,759,110
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,495,243

		$5,536,933

Escrowed / Prerefunded — 0.3%
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), Escrowed to 2/15/14, 5.70%, 2/15/34	$250	$262,908

		$262,908

General Obligations — 13.5%
Belton School District No. 124, (Direct Deposit Program), 4.00%, 3/1/28	$1,000	$1,078,850
Clay County, Public School District, 5.00%, 3/1/28	1,000	1,166,530
Columbia School District, 5.00%, 3/1/31	1,000	1,186,400
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,161,550
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,157,370
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,152,440
Kansas City, 4.75%, 2/1/25	1,000	1,149,620
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,200,700
Saint Louis County Pattonville School District R-3, 4.00%, 3/1/25	750	846,218

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	$750	$869,812
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,467,720

		$12,437,210

Hospital — 7.4%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,023,590
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,017,879
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,115,030
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,102,000
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,079,150
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	546,595

		$6,884,244

Housing — 2.3%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$795	$795,946
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	507,848
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	170	184,452
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	495	517,305
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	100	102,816

		$2,108,367

Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,837,583

		$1,837,583

Insured – Education — 1.2%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,136,300

		$1,136,300

32	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 9.3%
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,253,307
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	1,500	1,687,170
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	398,685
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	465,274
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,418,423
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,397,759

		$8,620,618

Insured – Escrowed / Prerefunded — 3.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,116,659

		$3,116,659

Insured – General Obligations — 7.6%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,315,800
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,137,180
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,148,660
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	974,920
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,279,550
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,127,770

		$6,983,880

Insured – Hospital — 5.8%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,250,640
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,085,412

		$5,336,052

Insured – Industrial Development Revenue — 0.8%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$764,151

		$764,151

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 5.0%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$798,960
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,387,401
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,051,174
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,387,790

		$4,625,325

Insured – Special Tax Revenue — 5.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$3,011,314
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,140,600
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	535,394

		$4,687,308

Insured – Transportation — 4.7%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,060	$2,187,720
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	963,290
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,226,650

		$4,377,660

Insured – Water and Sewer — 1.2%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,129,800

		$1,129,800

Other Revenue — 3.0%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,812,650

		$2,812,650

Senior Living / Life Care — 3.6%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$940,651
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,340,495
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,043,500

		$3,324,646

33	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$301,582
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,571
Kansas City, Tax Increment Revenue, (Maincor Project), Series A, 5.25%, 3/1/18	555	585,175
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,150	1,257,514
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,350	1,416,217

		$3,891,059

Transportation — 2.5%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,139,830
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,130,020

		$2,269,850

Water and Sewer — 5.2%
Kansas City, Sanitation Sewer System Revenue, 4.00%, 1/1/32	$500	$540,380
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	1,200	1,394,928
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,709,860
Metropolitan St. Louis Sewer District, 5.00%, 5/1/42	1,000	1,164,130

		$4,809,298

Total Tax-Exempt Investments — 97.2% (identified cost $80,374,234)		$89,801,505

Other Assets, Less Liabilities — 2.8%		$2,566,335

Net Assets — 100.0%		$92,367,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 45.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 19.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,157,720.

34	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.1%

Security	Principal Amount (000’s omitted)	Value

Education — 11.2%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$1,500	$1,732,065
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,812,850
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,706,768
North Carolina State University at Raleigh, 5.00%, 10/1/42(2)	1,140	1,347,252
University of North Carolina at Charlotte, 5.00%, 4/1/26	1,000	1,220,350
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,476,513
University of North Carolina at Greensboro, 3.75%, 4/1/32	785	807,867
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,198,551

		$16,302,216

Electric Utilities — 6.6%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue (Duke Energy Carolinas Series B), 4.625%, 11/1/40	$1,500	$1,614,225
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	1,500	1,710,030
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,498,460
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	1,000	949,610
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,387,219
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	750	878,092
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	638,419

		$9,676,055

Escrowed / Prerefunded — 2.4%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,725,282
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,800,200

		$3,525,482

General Obligations — 2.3%
Charlotte, 5.00%, 7/1/29	$1,000	$1,014,510
North Carolina, 4.00%, 6/1/23	2,000	2,400,460

		$3,414,970

Hospital — 18.9%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,285,174
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,556,125

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	$2,000	$2,268,620
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	900,669
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,568,131
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,148,100
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	1,011,159
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,899,811
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	3,010,475
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Cape Fear Valley Health System), 5.00%, 10/1/32	1,000	1,134,810
North Carolina Medical Care Commission, Health Care Facilities Revenue, (Duke University Health System), 5.00%, 6/1/42	1,250	1,419,875
North Carolina Medical Care Commission, Health Care Facilities Revenue, (WakeMed), 5.00%, 10/1/31	2,000	2,348,520

		$27,551,469

Housing — 4.9%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26(3)	$1,430	$1,489,216
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,030	2,069,260
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,770	1,825,277
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	825	851,037
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	890	916,745

		$7,151,535

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$847,252

		$847,252

Insured – Education — 1.4%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$865,969
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,172,629

		$2,038,598

35	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.9%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,173,392
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,131,050
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,779,289
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	600	611,472

		$5,695,203

Insured – Escrowed / Prerefunded — 2.3%
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.625%, 10/1/38	$1,000	$1,085,580
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.875%, 10/1/38	2,090	2,277,159

		$3,362,739

Insured – General Obligations — 0.6%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$919,708

		$919,708

Insured – Hospital — 5.2%
Johnston Memorial Hospital, (AGM), 19.104%, 10/1/36(4)(5)(6)	$1,675	$2,346,809
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,054,950
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,748,825
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,420,545

		$7,571,129

Insured – Lease Revenue / Certificates of Participation — 1.9%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,705,425
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,106,670

		$2,812,095

Insured – Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$575,861
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,775	688,321
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,220,480
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	545	88,960

		$3,573,622

Insured – Transportation — 5.2%
Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$529,350
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	3,988,400
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,155,620
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(7)	1,800	1,911,600

		$7,584,970

Insured – Water and Sewer — 0.4%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$527,320

		$527,320

Lease Revenue / Certificates of Participation — 15.3%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,793,024
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,641,556
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,515,690
Dare County Limited Obligation, 5.00%, 6/1/29	500	591,605
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,032,962
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,156,190
Huntersville, 4.00%, 6/1/27	255	277,861
Huntersville, 4.00%, 6/1/28	500	540,350
Huntersville, 4.00%, 6/1/29	245	263,130
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,172,760
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	861,435
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,176,730
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,180,130
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,183,530
Onslow County, 4.00%, 6/1/33	2,135	2,283,575
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,245,820
Wake County, 5.00%, 6/1/36	1,000	1,148,020
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,182,500

		$22,246,868

Other Revenue — 2.5%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$1,062,969
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,248,430
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,299,639

		$3,611,038

36	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.3%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,939,140

		$1,939,140

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,182,850

		$1,182,850

Special Tax Revenue — 2.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$666,758
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(7)	2,620	2,748,511
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	641,073

		$4,056,342

Transportation — 2.4%
Charlotte Airport, 5.50%, 7/1/34	$535	$633,162
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	555,550
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,151,860
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,125,350

		$3,465,922

Water and Sewer — 9.7%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,837,514
Cary, Combined Enterprise System Revenue, 4.00%, 12/1/37	2,000	2,144,400
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,286,320
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,181,740
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,065,590
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,196,030
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,388,120

		$14,099,714

Total Tax-Exempt Investments — 105.1% (identified cost $137,764,702)		$153,156,237

Other Assets, Less Liabilities — (5.1)%		$(7,392,805)

Net Assets — 100.0%		$145,763,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 12.0% of the Fund’s net assets at February 28, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 10.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2013.

(5)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $2,346,809 or 1.6% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,795,111.

37	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 104.9%

Security	Principal Amount (000’s omitted)	Value

Education — 7.1%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,103,350
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,342,900
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,050,630
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	557,190
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,104,470
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	284,005
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	292,133
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,860,123
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,367,340

		$12,962,141

Electric Utilities — 2.9%
Central Lincoln People’s Utility District, 3.00%, 12/1/24	$300	$319,554
Central Lincoln People’s Utility District, 3.00%, 12/1/25	715	752,616
Central Lincoln People’s Utility District, 3.00%, 12/1/27	1,495	1,554,725
Eugene, Electric Utility System, 5.00%, 8/1/25	945	1,141,967
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,412,850

		$5,181,712

General Obligations — 41.5%
Beaverton School District No. 48J, Washington and Multnomah Counties, 4.00%, 6/15/23	$2,315	$2,690,840
Beaverton School District No. 48J, Washington and Multnomah Counties, 4.00%, 6/15/25	3,815	4,336,854
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	959,100
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,525,275
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	408,023
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	236,683
Clackamas County, School District No. 46, 0.00%, 6/15/39	10,210	3,898,382
Clackamas County, School District No. 86, 4.00%, 6/15/25	650	736,586
Deschutes and Jefferson Counties, Redmond School District No. 2J, 4.00%, 6/15/28	470	523,030
Deschutes and Jefferson Counties, Redmond School District No. 2J, 4.00%, 6/15/29	1,865	2,059,557
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	460	334,848
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	2,102,136

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	$8,000	$9,156,640
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/24	1,785	2,205,135
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/25	1,445	1,774,879
Lane County, Creswell School District No. 40, 4.00%, 6/15/22	1,000	1,182,380
Marion and Linn Counties, North Santiam School District No. 29J, 4.00%, 6/15/26	1,305	1,473,619
Marion and Linn Counties, North Santiam School District No. 29J, 4.00%, 6/15/27	1,405	1,569,540
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	610,110
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	708,211
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	508,990
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	663,649
Multnomah County School District No. 40, 0.00%, 6/15/24	1,640	1,234,641
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,561,506
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	850,673
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/32	4,000	2,069,200
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,333,400
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	828,602
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,392,880
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,336,205
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	494,342
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,856,943
Salem-Keizer, School District No. 24J, 0.00%, 6/15/28	3,745	2,365,866
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	593,690
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	7,168,852
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,356,884
Washington County, School District No. 13, 0.00%, 6/15/20	350	308,168
Washington County, School District No. 13, 0.00%, 6/15/27	1,535	1,016,170
Washington, Multnomah and Yamhill Counties, School District No. 1J, 4.00%, 6/15/24	1,965	2,250,554
Washington, Multnomah and Yamhill Counties, School District No. 1J, 4.00%, 6/15/25	1,540	1,749,271
Yamhill County, McMinnville School District No. 40, 4.00%, 6/15/27	2,535	2,836,716

		$75,269,030

38	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 6.1%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,211,500
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,740	1,747,656
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 3.50%, 9/1/27	175	173,329
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,524,600
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	288,302
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,040,787

		$10,986,174

Housing — 6.4%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$755	$755,468
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,165	2,232,938
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,322,450
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	1,790	1,849,052
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	830	848,858
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	605	635,407

		$11,644,173

Insured – Education — 2.3%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$4,246,307

		$4,246,307

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,753,193
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,822,321

		$4,575,514

Insured – General Obligations — 5.2%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$853,410
Clackamas and Washington Counties, School District No. 3, (FGIC), (NPFG), 0.00%, 6/15/23	800	629,200
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,522,680

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Newport, (AGC), 0.00%, 6/1/28	$1,000	$610,080
Newport, (AGC), 0.00%, 6/1/29	1,225	716,625
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	1,035,439

		$9,367,434

Insured – Hospital — 2.8%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,543,015
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,518,970

		$5,061,985

Insured – Special Tax Revenue — 4.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$235,559
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,649,593
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,062,725
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	3,140,600
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	26,785	2,371,276
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,095	178,737

		$8,638,490

Insured – Transportation — 3.4%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$333,919
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,783,943
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,805	2,070,389
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,911,600

		$6,099,851

Other Revenue — 6.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,587,789
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	10,109,034

		$11,696,823

Special Tax Revenue — 4.9%
Lane Community College, 5.00%, 6/15/24	$1,250	$1,544,212
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	12,970	1,016,200

39	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	$5,220	$5,476,041
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	888,091

		$8,924,544

Transportation — 3.4%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,471,320
Redmond Airport Revenue, 5.50%, 6/1/24	215	239,736
Redmond Airport Revenue, 5.75%, 6/1/27	200	223,298
Redmond Airport Revenue, 6.00%, 6/1/34	550	611,231
Redmond Airport Revenue, 6.25%, 6/1/39	600	671,442

		$6,217,027

Water and Sewer — 5.2%
Clean Water Services, Washington County Sewer Revenue, 4.75%, 10/1/27	$1,710	$1,948,921
Portland, Water System, 5.00%, 5/1/35	1,865	2,171,028
Tigard, Washington County Water System Revenue, 5.00%, 8/1/37	4,550	5,269,901

		$9,389,850

Total Tax-Exempt Municipal Securities — 104.9% (identified cost $173,480,072)		$190,261,055

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.0%
Oregon Department of Transportation, Highway User Tax, 5.784%, 11/15/30(3)	$1,500	$1,885,485

		$1,885,485

Utilities — 2.7%
Port of Morrow, Transmission Facilities, (Bonneville Cooperation Project 1), 3.675%, 9/1/42	$5,000	$4,942,200

		$4,942,200

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.7%
Clean Water Services, Washington County Sewer Revenue, 5.701%, 10/1/30(3)	$1,000	$1,225,800

		$1,225,800

Total Taxable Municipal Securities — 4.4% (identified cost $8,069,132)		$8,053,485

Total Investments — 109.3% (identified cost $181,549,204)		$198,314,540

Other Assets, Less Liabilities — (9.3)%		$(16,835,745)

Net Assets — 100.0%		$181,478,795

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 12.8% of the Fund’s net assets at February 28, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 8.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,126,675.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

40	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.9%

Security	Principal Amount (000’s omitted)	Value

Education — 3.8%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,731,037
University of South Carolina, Higher Education Facilities, 5.00%, 5/1/29	1,345	1,603,913

		$6,334,950

Electric Utilities — 5.7%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,376,687
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,138,037

		$9,514,724

General Obligations — 6.8%
Charleston County, 4.00%, 11/1/29	$5,300	$5,918,616
South Carolina, 3.25%, 8/1/30	1,760	1,783,584
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,599,293

		$11,301,493

Hospital — 26.2%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,098,380
Greenville Hospital System Board, 5.00%, 5/1/29	3,000	3,414,780
Greenwood County, 5.375%, 10/1/39	3,835	4,308,891
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,500	1,669,905
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	4,077,503
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,281,394
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,884,150
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	2,250	2,585,610
South Carolina Jobs Economic Development Authority, (Conway Hospital, Inc. Project), 5.00%, 7/1/37	3,055	3,364,869
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,640	1,659,860
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,160	2,183,933
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,090	2,122,249
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,380	3,744,229

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	$3,420	$3,837,274
Spartanburg County Regional Health Services District, 5.00%, 4/15/37	5,000	5,575,450

		$43,808,477

Industrial Development Revenue — 2.4%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,505,415
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,419,614
South Carolina Jobs Economic Development Authority, (South Carolina Electric & Gas Co.), 4.00%, 2/1/28	1,000	1,072,390

		$3,997,419

Insured – Electric Utilities — 11.0%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$4,524,046
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,722,200
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,523,986
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,451,623
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,378,796
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,428,628
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	968,164
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	340,421
Rock Hill, Utility System Revenue, (AGM), 5.00%, 1/1/39	2,670	3,045,055

		$18,382,919

Insured – General Obligations — 1.0%
Berkeley County, (AGM), 2.00%, 9/1/25	$240	$235,241
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,530,994

		$1,766,235

Insured – Lease Revenue / Certificates of Participation — 2.7%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,465,548
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,107,480

		$4,573,028

41	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,060	$270,902
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,095	178,737

		$449,639

Insured – Transportation — 2.4%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$2,867,400
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,197,196

		$4,064,596

Insured – Utilities — 2.4%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,318,420
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,718,240

		$4,036,660

Insured – Water and Sewer — 4.5%
Greenwood, Metropolitan District Sewer System, (AGM), 18.138%, 10/1/30(3)(4)(5)	$1,875	$2,907,600
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,306,738
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,285,378

		$7,499,716

Lease Revenue / Certificates of Participation — 11.5%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,618,793
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	357,008
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,678,724
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,423,000
Laurens County, School District, 5.25%, 12/1/30	4,645	4,844,874
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,626,070
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,832,199
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	544,708
Newberry County, School District, 5.25%, 12/1/25	1,320	1,384,601

		$19,309,977

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,682,641

		$1,682,641

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 5.0%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,870,214
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,476,041
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	952,787

		$8,299,042

Student Loan — 1.5%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,275	$2,517,879

		$2,517,879

Transportation — 6.4%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,198,895
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/29	5,000	5,385,850
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,130,760

		$10,715,505

Water and Sewer — 10.3%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,190,710
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,185,200
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,492,660
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	7,500	8,595,450
North Charleston Sewer District, 2.00%, 1/1/29	1,000	910,850
North Charleston Sewer District, 2.00%, 1/1/30	1,000	905,120
North Charleston Sewer District, 2.00%, 1/1/31	1,000	895,450

		$17,175,440

Total Tax-Exempt Investments — 104.9% (identified cost $159,334,295)		$175,430,340

Other Assets, Less Liabilities — (4.9)%		$(8,187,016)

Net Assets — 100.0%		$167,243,324

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

42	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 11.3% of the Fund’s net assets at February 28, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,048,891.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $2,907,600 or 1.7% of the Fund’s net assets.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2013.

43	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value

Education — 9.1%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,625,825
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,140,930
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	391,332
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,699,065

		$4,857,152

Electric Utilities — 5.4%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,707,450
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	570,205
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	581,990

		$2,859,645

General Obligations — 9.2%
Johnson City, 5.00%, 6/1/31	$350	$404,887
Shelby County, 5.00%, 3/1/26	1,000	1,226,950
Tennessee, 4.00%, 8/1/25	1,000	1,159,090
Tennessee, 5.00%, 5/1/29	1,000	1,184,690
Williamson County, 3.25%, 4/1/17	850	941,927

		$4,917,544

Hospital — 16.9%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$597,700
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,061,700
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,398,750
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	763,168
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	506,580
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,195,971
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 4.00%, 5/1/29	750	786,698
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,118,050
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	500	550,030

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	$1,000	$1,055,440

		$9,034,087

Housing — 3.6%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$405	$420,155
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,065	1,117,419
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	385	401,944

		$1,939,518

Industrial Development Revenue — 1.5%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$260	$260,083
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	480	524,477

		$784,560

Insured – Education — 2.6%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,385,189

		$1,385,189

Insured – Electric Utilities — 9.3%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$885	$1,007,537
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	706,494
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,048,210
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	966,150
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	265,790
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	450	460,161
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	170	173,251
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	300	309,474

		$4,937,067

Insured – Escrowed / Prerefunded — 4.4%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$225	$225,893
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,120,800

		$2,346,693

44	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 6.8%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$564,450
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,300,754
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,766,340

		$3,631,544

Insured – Lease Revenue / Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$693,895

		$693,895

Insured – Special Tax Revenue — 3.0%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$1,770	$489,830
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	606,668
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	517,405

		$1,613,903

Insured – Transportation — 1.2%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$640	$648,909

		$648,909

Insured – Water and Sewer — 9.4%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,206,090
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,124,720
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	990,780
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,096,350
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	567,775

		$4,985,715

Special Tax Revenue — 3.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$150,791
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	162,484
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	680	743,573
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	170	178,339
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	382,291

		$1,617,478

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.9%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$577,485
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,502,775

		$2,080,260

Water and Sewer — 3.1%
Knox County, Hallsdale-Powell Utility District, 4.00%, 4/1/34	$1,500	$1,624,140

		$1,624,140

Total Tax-Exempt Investments — 93.7% (identified cost $46,034,376)		$49,957,299

Other Assets, Less Liabilities — 6.3%		$3,386,784

Net Assets — 100.0%		$53,344,083

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 40.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 16.6% of total investments.

45	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,190,850

		$1,190,850

Education — 9.5%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,928,497
University of Virginia, 5.00%, 6/1/40	3,100	3,582,360
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,596,360
Virginia College Building Authority, 5.00%, 9/1/38	275	312,887

		$10,420,104

Electric Utilities — 3.4%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,586,370
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,107,831

		$3,694,201

Escrowed / Prerefunded — 1.4%
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.20%, 10/1/30	$465	$487,869
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.35%, 10/1/36	1,000	1,050,070

		$1,537,939

General Obligations — 9.4%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,357,520
Portsmouth, 4.75%, 7/15/25	500	578,825
Portsmouth, 5.25%, 7/15/25	675	804,134
Virginia, 4.00%, 6/1/26(1)	1,000	1,170,170
Virginia, 5.00%, 6/1/31	2,000	2,408,160
Virginia Beach, 4.00%, 4/1/29	1,725	1,920,132

		$10,238,941

Hospital — 18.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)(3)	$5,000	$6,270,235
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,456,120

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	$700	$743,127
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,000	1,138,450
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,243,198
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,155,569
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,607,625
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,673,887
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,648,530

		$19,936,741

Housing — 5.9%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,596,893
Virginia Housing Development Authority, (AMT), 24.298%, 10/1/35(4)(5)(6)	1,000	1,317,350
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,576,380

		$6,490,623

Insured – Education — 5.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,550,249

		$5,550,249

Insured – Electric Utilities — 2.9%
Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,041,720
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,105,970

		$3,147,690

Insured – Hospital — 5.7%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$352,290
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,766,940
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,098,059

		$6,217,289

46	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 0.7%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$813,503

		$813,503

Insured – Other Revenue — 1.0%
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	$1,000	$1,150,170

		$1,150,170

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$429,053

		$429,053

Insured – Transportation — 14.6%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,915,000
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	969,551
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,669,360
Richmond Metropolitan Authority, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,427,152
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	144,188
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,842,006

		$15,967,257

Lease Revenue / Certificates of Participation — 1.6%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,722,585

		$1,722,585

Other Revenue — 2.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$14,980	$512,016
Fairfax County Economic Development Authority, (Silver Line Phase I Project), 5.00%, 4/1/37	1,000	1,122,470
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33(7)	1,250	1,277,425

		$2,911,911

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.0%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$100	$99,993
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,125,102
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,024,920

		$2,250,015

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$856,088

		$856,088

Transportation — 2.9%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,148,520
Route 460 Funding Corp., 0.00%, 7/1/33	1,000	370,220
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,690,935

		$3,209,675

Water and Sewer — 9.5%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,156,420
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,820,989
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	508,483
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/30	500	276,045
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/31	1,300	681,395
Virginia Resources Authority Water & Sewer System, (Tuckahoe Creek Service District Project), 0.00%, 11/1/32	1,500	745,410
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	3,157,746

		$10,346,488

Total Tax-Exempt Investments — 98.8% (identified cost $95,017,249)		$108,081,372

Other Assets, Less Liabilities — 1.2%		$1,272,566

Net Assets — 100.0%		$109,353,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

47	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 30.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 18.1% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,940,235.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2013.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2013, the aggregate value of these securities is $1,317,350 or 1.2% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Assets and Liabilities (Unaudited)

	February 28, 2013
Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investments —
Identified cost	$56,054,338	$61,267,160	$63,664,796	$50,179,048
Unrealized appreciation	4,829,383	4,289,896	6,708,464	5,074,512
Investments, at value	$60,883,721	$65,557,056	$70,373,260	$55,253,560
Cash	$3,745,604	$5,294,754	$6,005,969	$1,040,174
Restricted cash*	—	250,000	375,000	215,000
Interest receivable	647,169	723,303	744,864	532,997
Receivable for investments sold	—	40,320	445,096	45,375
Receivable for Fund shares sold	9,031	51,627	23,671	19,148
Total assets	$65,285,525	$71,917,060	$77,967,860	$57,106,254

Liabilities
Payable for floating rate notes issued	$1,710,000	$—	$3,375,000	$—
Payable for investments purchased	—	1,201,244	603,940	—
Payable for variation margin on open financial futures contracts	—	9,375	14,375	8,125
Payable for Fund shares redeemed	140,265	219,679	299,677	61,196
Distributions payable	38,552	23,391	53,555	20,628
Payable to affiliates:
Investment adviser fee	14,077	16,173	17,906	12,500
Distribution and service fees	9,540	15,538	14,732	10,370
Interest expense and fees payable	3,692	—	3,117	—
Accrued expenses	34,659	33,994	38,331	32,407
Total liabilities	$1,950,785	$1,519,394	$4,420,633	$145,226
Net Assets	$63,334,740	$70,397,666	$73,547,227	$56,961,028

Sources of Net Assets
Paid-in capital	$60,869,661	$73,511,025	$77,812,184	$55,211,990
Accumulated net realized loss	(2,292,741)	(7,285,259)	(10,757,864)	(3,251,690)
Accumulated undistributed (distributions in excess of) net investment income	(71,563)	(22,365)	(68,923)	9,096
Net unrealized appreciation	4,829,383	4,194,265	6,561,830	4,991,632
Net Assets	$63,334,740	$70,397,666	$73,547,227	$56,961,028

Class A Shares
Net Assets	$41,837,431	$58,727,852	$51,851,206	$44,065,122
Shares Outstanding	4,177,735	6,341,656	5,829,491	4,836,707
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01	$9.26	$8.89	$9.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.51	$9.72	$9.33	$9.56

Class B Shares
Net Assets	$1,028,402	$1,912,449	$1,564,179	$548,601
Shares Outstanding	93,363	192,245	164,583	55,773
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.02	$9.95	$9.50	$9.84

Class C Shares
Net Assets	$3,138,317	$7,392,987	$7,518,921	$4,324,334
Shares Outstanding	284,677	743,284	790,535	439,362
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.02	$9.95	$9.51	$9.84

Class I Shares
Net Assets	$17,330,590	$2,364,378	$12,612,921	$8,022,972
Shares Outstanding	1,729,907	255,506	1,414,078	880,648
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02	$9.25	$8.92	$9.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2013
Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Investments —
Identified cost	$80,751,580	$80,374,234	$137,764,702	$181,549,204
Unrealized appreciation	6,339,849	9,427,271	15,391,535	16,765,336
Investments, at value	$87,091,429	$89,801,505	$153,156,237	$198,314,540
Cash	$1,320,927	$3,146,989	$2,416,976	$53,988
Restricted cash*	125,000	90,000	—	340,000
Interest receivable	901,576	1,031,283	1,672,277	1,525,313
Receivable for investments sold	289,223	155,000	—	7,232,199
Receivable for Fund shares sold	454,684	243,021	285,718	1,847,696
Total assets	$90,182,839	$94,467,798	$157,531,208	$209,313,736

Liabilities
Payable for floating rate notes issued	$3,810,000	$1,880,000	$9,935,000	$17,370,000
Demand note payable	—	—	—	4,400,000
Payable for investments purchased	—	—	—	4,352,088
Payable for when-issued securities	—	—	1,338,406	—
Payable for variation margin on open financial futures contracts	4,750	5,391	—	12,500
Payable for Fund shares redeemed	392,997	104,454	253,499	1,396,220
Distributions payable	62,961	23,988	93,330	121,023
Payable to affiliates:
Investment adviser fee	22,055	23,890	42,430	54,426
Distribution and service fees	23,702	18,644	34,577	39,335
Interest expense and fees payable	6,559	5,503	19,166	36,327
Accrued expenses	41,587	38,088	51,368	53,022
Total liabilities	$4,364,611	$2,099,958	$11,767,776	$27,834,941
Net Assets	$85,818,228	$92,367,840	$145,763,432	$181,478,795

Sources of Net Assets
Paid-in capital	$89,604,286	$92,902,100	$139,460,102	$180,181,987
Accumulated net realized loss	(10,102,967)	(10,022,475)	(9,308,075)	(15,718,960)
Accumulated undistributed (distributions in excess of) net investment income	(22,073)	103,874	219,870	252,715
Net unrealized appreciation	6,338,982	9,384,341	15,391,535	16,763,053
Net Assets	$85,818,228	$92,367,840	$145,763,432	$181,478,795

Class A Shares
Net Assets	$60,086,594	$79,594,380	$96,834,610	$116,893,337
Shares Outstanding	6,345,639	8,080,600	10,109,679	12,126,483
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.47	$9.85	$9.58	$9.64
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.94	$10.34	$10.06	$10.12

Class B Shares
Net Assets	$2,038,886	$1,755,535	$1,905,584	$4,646,416
Shares Outstanding	197,452	161,265	184,994	440,686
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.33	$10.89	$10.30	$10.54

Class C Shares
Net Assets	$17,984,124	$7,128,855	$25,470,989	$24,943,538
Shares Outstanding	1,741,073	655,490	2,472,034	2,363,160
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.33	$10.88	$10.30	$10.56

Class I Shares
Net Assets	$5,708,624	$3,889,070	$21,552,249	$34,995,504
Shares Outstanding	601,591	394,254	2,243,959	3,633,736
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.49	$9.86	$9.60	$9.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2013
Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
Investments —
Identified cost	$159,334,295	$46,034,376	$95,017,249
Unrealized appreciation	16,096,045	3,922,923	13,064,123
Investments, at value	$175,430,340	$49,957,299	$108,081,372
Cash	$3,330,177	$2,444,638	$4,613,442
Restricted cash*	—	225,000	775,000
Interest receivable	1,860,420	515,143	1,246,257
Receivable for investments sold	50,937	333,822	—
Receivable for Fund shares sold	225,703	30,319	38,433
Total assets	$180,897,577	$53,506,221	$114,754,504

Liabilities
Payable for floating rate notes issued	$12,890,000	$—	$3,330,000
Payable for when-issued securities	—	—	1,156,200
Payable for variation margin on open financial futures contracts	—	8,750	30,625
Payable for Fund shares redeemed	482,396	70,173	676,603
Distributions payable	125,111	24,737	104,864
Payable to affiliates:
Investment adviser fee	49,591	11,481	30,697
Distribution and service fees	42,647	14,641	20,825
Interest expense and fees payable	15,646	—	2,516
Accrued expenses	48,862	32,356	48,236
Total liabilities	$13,654,253	$162,138	$5,400,566
Net Assets	$167,243,324	$53,344,083	$109,353,938

Sources of Net Assets
Paid-in capital	$170,532,632	$56,554,136	$118,783,470
Accumulated net realized loss	(19,523,486)	(6,997,835)	(22,338,552)
Accumulated undistributed (distributions in excess of) net investment income	138,133	(45,885)	157,292
Net unrealized appreciation	16,096,045	3,833,667	12,751,728
Net Assets	$167,243,324	$53,344,083	$109,353,938

Class A Shares
Net Assets	$98,357,698	$40,784,149	$78,249,829
Shares Outstanding	10,004,306	4,527,432	9,159,879
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83	$9.01	$8.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.32	$9.46	$8.97

Class B Shares
Net Assets	$3,638,988	$986,047	$2,393,029
Shares Outstanding	349,021	100,478	253,072
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.43	$9.81	$9.46

Class C Shares
Net Assets	$34,639,833	$10,662,633	$9,470,699
Shares Outstanding	3,321,233	1,087,266	1,000,992
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.43	$9.81	$9.46

Class I Shares
Net Assets	$30,606,805	$911,254	$19,240,381
Shares Outstanding	3,110,283	101,222	2,246,681
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.00	$8.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2013
Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Interest	$1,197,226	$1,491,065	$1,627,142	$1,241,401
Total investment income	$1,197,226	$1,491,065	$1,627,142	$1,241,401

Expenses
Investment adviser fee	$74,650	$102,990	$114,147	$77,578
Distribution and service fees
Class A	42,069	56,061	50,494	43,769
Class B	5,411	9,563	9,283	2,960
Class C	14,212	33,683	35,262	19,261
Trustees’ fees and expenses	1,267	1,558	1,657	1,341
Custodian fee	19,636	22,072	22,933	19,972
Transfer and dividend disbursing agent fees	9,871	11,808	12,402	10,410
Legal and accounting services	22,987	19,574	24,052	20,532
Printing and postage	4,549	4,681	4,983	5,078
Registration fees	2,021	2,349	1,925	1,984
Interest expense and fees	7,811	2,710	18,643	—
Miscellaneous	7,935	9,265	8,150	7,909
Total expenses	$212,419	$276,314	$303,931	$210,794
Deduct —
Reduction of custodian fee	$48	$126	$126	$195
Total expense reductions	$48	$126	$126	$195

Net expenses	$212,371	$276,188	$303,805	$210,599

Net investment income	$984,855	$1,214,877	$1,323,337	$1,030,802

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$331,967	$(82,249)	$298,146	$(89,488)
Financial futures contracts	21,067	331,092	507,674	286,946
Net realized gain	$353,034	$248,843	$805,820	$197,458
Change in unrealized appreciation (depreciation) —
Investments	$(395,961)	$(276,336)	$(611,609)	$620,758
Financial futures contracts	4,998	29,311	44,944	25,403
Net change in unrealized appreciation (depreciation)	$(390,963)	$(247,025)	$(566,665)	$646,161

Net realized and unrealized gain (loss)	$(37,929)	$1,818	$239,155	$843,619

Net increase in net assets from operations	$946,926	$1,216,695	$1,562,492	$1,874,421

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2013
Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Interest	$1,885,822	$1,952,555	$3,241,677	$4,186,833
Total investment income	$1,885,822	$1,952,555	$3,241,677	$4,186,833

Expenses
Investment adviser fee	$140,378	$151,663	$256,996	$344,039
Distribution and service fees
Class A	61,592	79,320	91,873	116,324
Class B	10,284	8,717	9,392	25,661
Class C	80,465	31,968	113,272	115,746
Trustees’ fees and expenses	1,918	2,024	2,943	3,703
Custodian fee	25,495	26,906	36,125	45,249
Transfer and dividend disbursing agent fees	16,697	16,193	24,440	27,408
Legal and accounting services	33,805	21,196	27,385	22,712
Printing and postage	6,473	5,962	7,758	7,459
Registration fees	3,109	558	1,574	394
Interest expense and fees	15,863	9,544	42,189	72,759
Miscellaneous	8,394	9,060	10,404	17,332
Total expenses	$404,473	$363,111	$624,351	$798,786
Deduct —
Reduction of custodian fee	$604	$371	$512	$128
Total expense reductions	$604	$371	$512	$128

Net expenses	$403,869	$362,740	$623,839	$798,658

Net investment income	$1,481,953	$1,589,815	$2,617,838	$3,388,175

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(134,226)	$(501,716)	$186,809	$2,894,036
Financial futures contracts	120,253	52,253	848,818	921,407
Net realized gain (loss)	$(13,973)	$(449,463)	$1,035,627	$3,815,443
Change in unrealized appreciation (depreciation) —
Investments	$366,183	$582,674	$34,676	$(3,035,472)
Financial futures contracts	62,437	10,830	333,178	497,485
Net change in unrealized appreciation (depreciation)	$428,620	$593,504	$367,854	$(2,537,987)

Net realized and unrealized gain	$414,647	$144,041	$1,403,481	$1,277,456

Net increase in net assets from operations	$1,896,600	$1,733,856	$4,021,319	$4,665,631

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2013
Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund
Interest	$3,702,613	$1,153,863	$2,619,250
Total investment income	$3,702,613	$1,153,863	$2,619,250

Expenses
Investment adviser fee	$304,624	$70,497	$198,842
Distribution and service fees
Class A	96,216	40,301	79,192
Class B	17,897	4,958	12,012
Class C	151,742	48,099	43,992
Trustees’ fees and expenses	3,377	1,263	2,376
Custodian fee	40,351	19,301	30,204
Transfer and dividend disbursing agent fees	22,543	10,113	22,433
Legal and accounting services	24,600	21,006	25,140
Printing and postage	6,176	4,743	6,875
Registration fees	1,189	1,740	2,718
Interest expense and fees	55,796	1,265	24,386
Miscellaneous	11,511	7,849	8,741
Total expenses	$736,022	$231,135	$456,911
Deduct —
Reduction of custodian fee	$483	$323	$429
Total expense reductions	$483	$323	$429

Net expenses	$735,539	$230,812	$456,482

Net investment income	$2,967,074	$923,051	$2,162,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,539,626	$(131,631)	$(157,438)
Financial futures contracts	900,900	309,019	1,081,566
Net realized gain	$2,440,526	$177,388	$924,128
Change in unrealized appreciation (depreciation) —
Investments	$(702,444)	$(24,348)	$105,524
Financial futures contracts	499,768	27,356	95,749
Net change in unrealized appreciation (depreciation)	$(202,676)	$3,008	$201,273

Net realized and unrealized gain	$2,237,850	$180,396	$1,125,401

Net increase in net assets from operations	$5,204,924	$1,103,447	$3,288,169

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$984,855	$1,214,877	$1,323,337	$1,030,802
Net realized gain from investment transactions and financial futures contracts	353,034	248,843	805,820	197,458
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(390,963)	(247,025)	(566,665)	646,161
Net increase in net assets from operations	$946,926	$1,216,695	$1,562,492	$1,874,421
Distributions to shareholders —
From net investment income
Class A	$(783,259)	$(1,025,519)	$(930,931)	$(818,343)
Class B	(16,911)	(29,288)	(28,678)	(9,283)
Class C	(44,380)	(103,109)	(108,899)	(60,348)
Class I	(155,958)	(47,296)	(248,626)	(141,511)
Total distributions to shareholders	$(1,000,508)	$(1,205,212)	$(1,317,134)	$(1,029,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,108,158	$4,702,679	$3,320,326	$969,400
Class B	28,705	10,571	404	337
Class C	575,861	1,463,938	587,799	728,035
Class I	11,357,827	293,445	1,543,909	1,795,524
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	580,417	866,071	672,991	686,310
Class B	14,760	25,357	23,777	7,324
Class C	18,933	87,785	85,726	54,647
Class I	70,341	44,687	98,013	139,090
Cost of shares redeemed
Class A	(2,445,335)	(3,031,948)	(3,066,854)	(2,524,973)
Class B	(175,566)	(135,896)	(113,297)	(60,329)
Class C	(396,617)	(1,082,592)	(453,601)	(212,665)
Class I	(330,114)	(406,477)	(1,528,331)	(437,792)
Net asset value of shares exchanged
Class A	142,604	103,458	514,759	79,849
Class B	(142,604)	(103,458)	(514,759)	(79,849)
Net increase in net assets from Fund share transactions	$10,407,370	$2,837,620	$1,170,862	$1,144,908

Net increase in net assets	$10,353,788	$2,849,103	$1,416,220	$1,989,844

Net Assets
At beginning of period	$52,980,952	$67,548,563	$72,131,007	$54,971,184
At end of period	$63,334,740	$70,397,666	$73,547,227	$56,961,028

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(71,563)	$(22,365)	$(68,923)	$9,096

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$1,481,953	$1,589,815	$2,617,838	$3,388,175
Net realized gain (loss) from investment transactions and financial futures contracts	(13,973)	(449,463)	1,035,627	3,815,443
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	428,620	593,504	367,854	(2,537,987)
Net increase in net assets from operations	$1,896,600	$1,733,856	$4,021,319	$4,665,631
Distributions to shareholders —
From net investment income
Class A	$(1,118,588)	$(1,403,131)	$(1,787,186)	$(2,242,817)
Class B	(31,222)	(25,563)	(31,064)	(83,875)
Class C	(243,153)	(93,683)	(373,533)	(378,618)
Class I	(83,040)	(54,987)	(396,995)	(630,767)
Total distributions to shareholders	$(1,476,003)	$(1,577,364)	$(2,588,778)	$(3,336,077)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,503,698	$3,776,736	$10,096,131	$10,581,091
Class B	2,800	957	—	8,041
Class C	2,680,072	805,332	4,403,392	3,958,763
Class I	2,386,572	1,831,671	4,261,664	10,594,467
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	841,786	1,245,026	1,499,359	1,957,435
Class B	25,037	23,407	27,697	64,616
Class C	174,642	70,241	320,249	327,013
Class I	31,301	50,320	111,077	116,749
Cost of shares redeemed
Class A	(5,029,457)	(6,451,839)	(3,469,687)	(12,632,042)
Class B	(129,966)	(117,324)	(66,575)	(617,765)
Class C	(1,043,448)	(136,403)	(890,682)	(3,416,750)
Class I	(535,937)	(280,565)	(1,200,364)	(2,711,542)
Net asset value of shares exchanged
Class A	157,412	91,237	167,941	775,779
Class B	(157,412)	(91,237)	(167,941)	(775,779)
Net increase in net assets from Fund share transactions	$907,100	$817,559	$15,092,261	$8,230,076

Net increase in net assets	$1,327,697	$974,051	$16,524,802	$9,559,630

Net Assets
At beginning of period	$84,490,531	$91,393,789	$129,238,630	$171,919,165
At end of period	$85,818,228	$92,367,840	$145,763,432	$181,478,795

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(22,073)	$103,874	$219,870	$252,715

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2013 (Unaudited)
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$2,967,074	$923,051	$2,162,768
Net realized gain from investment transactions and financial futures contracts	2,440,526	177,388	924,128
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(202,676)	3,008	201,273
Net increase in net assets from operations	$5,204,924	$1,103,447	$3,288,169
Distributions to shareholders —
From net investment income
Class A	$(1,837,436)	$(755,277)	$(1,552,017)
Class B	(57,832)	(15,572)	(40,029)
Class C	(489,811)	(151,567)	(146,461)
Class I	(557,280)	(17,069)	(398,141)
Total distributions to shareholders	$(2,942,359)	$(939,485)	$(2,136,648)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,301,684	$2,339,829	$2,046,179
Class B	450	452	8,139
Class C	4,916,939	1,568,760	764,140
Class I	7,741,333	130,318	1,708,686
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,590,000	623,627	1,258,669
Class B	55,043	13,905	36,219
Class C	410,346	115,503	116,885
Class I	122,092	16,592	45,553
Cost of shares redeemed
Class A	(7,568,586)	(2,799,302)	(6,489,836)
Class B	(199,001)	(30,132)	(233,304)
Class C	(1,005,328)	(918,748)	(680,832)
Class I	(3,716,105)	(28,530)	(2,359,387)
Net asset value of shares exchanged
Class A	182,982	177,150	260,652
Class B	(182,982)	(177,150)	(260,652)
Net increase (decrease) in net assets from Fund share transactions	$11,648,867	$1,032,274	$(3,778,889)

Net increase (decrease) in net assets	$13,911,432	$1,196,236	$(2,627,368)

Net Assets
At beginning of period	$153,331,892	$52,147,847	$111,981,306
At end of period	$167,243,324	$53,344,083	$109,353,938

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$138,133	$(45,885)	$157,292

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,067,652	$2,574,508	$2,733,262	$2,073,516
Net realized loss from investment transactions, financial futures contracts and swap contracts	(165,413)	(1,455,603)	(1,862,473)	(645,416)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	2,752,083	3,786,800	5,094,503	2,815,947
Net increase in net assets from operations	$4,654,322	$4,905,705	$5,965,292	$4,244,047
Distributions to shareholders —
From net investment income
Class A	$(1,696,524)	$(2,167,591)	$(1,968,598)	$(1,840,021)
Class B	(46,882)	(76,265)	(81,722)	(28,205)
Class C	(85,396)	(206,787)	(236,521)	(93,671)
Class I	(240,703)	(84,824)	(420,851)	(108,709)
Tax return of capital
Class A	(2,602)	(24,799)	(13,832)	—
Class B	(72)	(873)	(574)	—
Class C	(131)	(2,366)	(1,662)	—
Class I	(369)	(970)	(2,957)	—
Total distributions to shareholders	$(2,072,679)	$(2,564,475)	$(2,726,717)	$(2,070,606)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,405,907	$3,926,704	$5,165,432	$2,665,217
Class B	179,061	162,225	35,901	5,887
Class C	629,944	1,131,393	1,507,686	1,384,183
Class I	1,051,205	731,465	5,813,005	5,879,325
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,190,511	1,824,453	1,325,223	1,533,493
Class B	34,769	66,607	62,711	21,991
Class C	37,611	175,977	174,252	82,640
Class I	65,474	80,215	98,104	105,837
Cost of shares redeemed
Class A	(5,546,154)	(10,133,428)	(8,122,829)	(9,628,817)
Class B	(210,151)	(330,307)	(228,734)	(142,777)
Class C	(289,092)	(1,018,722)	(1,749,565)	(334,906)
Class I	(292,177)	(189,344)	(3,112,172)	(143,863)
Net asset value of shares exchanged
Class A	455,804	590,963	918,692	340,159
Class B	(455,804)	(590,963)	(918,692)	(340,159)
Net increase (decrease) in net assets from Fund share transactions	$(1,743,092)	$(3,572,762)	$969,014	$1,428,210

Net increase (decrease) in net assets	$838,551	$(1,231,532)	$4,207,589	$3,601,651

Net Assets
At beginning of year	$52,142,401	$68,780,095	$67,923,418	$51,369,533
At end of year	$52,980,952	$67,548,563	$72,131,007	$54,971,184

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(55,910)	$(32,030)	$(75,126)	$7,779

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$3,071,751	$3,282,861	$4,962,390	$6,247,058
Net realized loss from investment transactions, financial futures contracts and swap contracts	(191,626)	(159,517)	(2,191,556)	(2,896,113)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,171,038	6,052,557	10,183,511	17,149,543
Net increase in net assets from operations	$8,051,163	$9,175,901	$12,954,345	$20,500,488
Distributions to shareholders —
From net investment income
Class A	$(2,394,197)	$(2,965,182)	$(3,506,762)	$(4,758,884)
Class B	(91,819)	(70,220)	(84,539)	(248,464)
Class C	(433,011)	(164,449)	(581,892)	(745,279)
Class I	(120,911)	(57,725)	(731,633)	(462,479)
Total distributions to shareholders	$(3,039,938)	$(3,257,576)	$(4,904,826)	$(6,215,106)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,154,111	$7,406,237	$14,070,575	$17,598,926
Class B	113,653	16,522	68,097	163,341
Class C	4,426,116	1,349,182	8,982,626	6,378,657
Class I	1,527,956	2,144,456	6,077,513	25,016,568
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,702,678	2,420,763	2,851,882	3,828,354
Class B	73,119	59,626	73,429	182,121
Class C	286,368	118,712	469,205	621,073
Class I	46,130	50,104	125,470	175,656
Cost of shares redeemed
Class A	(6,402,958)	(11,168,213)	(9,434,303)	(16,785,177)
Class B	(351,001)	(484,250)	(428,990)	(1,079,123)
Class C	(934,168)	(247,485)	(2,647,806)	(1,904,917)
Class I	(397,245)	(755,705)	(3,674,048)	(2,560,738)
Net asset value of shares exchanged
Class A	1,236,328	437,315	335,733	908,691
Class B	(1,236,328)	(437,315)	(335,733)	(908,691)
Net increase in net assets from Fund share transactions	$4,244,759	$909,949	$16,533,650	$31,634,741

Net increase in net assets	$9,255,984	$6,828,274	$24,583,169	$45,920,123

Net Assets
At beginning of year	$75,234,547	$84,565,515	$104,655,461	$125,999,042
At end of year	$84,490,531	$91,393,789	$129,238,630	$171,919,165

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(28,023)	$91,423	$190,810	$200,617

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$5,825,908	$1,919,909	$4,754,883
Net realized loss from investment transactions, financial futures contracts and swap contracts	(68,808)	(564,347)	(2,818,189)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	11,288,455	2,900,634	8,177,214
Net increase in net assets from operations	$17,045,555	$4,256,196	$10,113,908
Distributions to shareholders —
From net investment income
Class A	$(3,635,807)	$(1,580,199)	$(3,406,619)
Class B	(151,571)	(45,024)	(117,891)
Class C	(889,585)	(260,926)	(327,085)
Class I	(1,101,095)	(21,820)	(860,483)
Tax return of capital
Class A	—	(3,037)	—
Class B	—	(87)	—
Class C	—	(501)	—
Class I	—	(42)	—
Total distributions to shareholders	$(5,778,058)	$(1,911,636)	$(4,712,078)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,264,082	$3,059,753	$6,531,953
Class B	117,211	60,948	107,163
Class C	9,002,545	2,841,248	958,408
Class I	6,703,754	769,319	4,530,258
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,119,914	1,261,376	2,628,859
Class B	137,695	36,073	103,650
Class C	687,766	188,189	255,595
Class I	198,717	20,821	76,833
Cost of shares redeemed
Class A	(9,807,733)	(6,107,895)	(13,760,086)
Class B	(715,406)	(171,883)	(322,179)
Class C	(4,109,112)	(1,065,200)	(2,187,620)
Class I	(7,063,569)	(125,586)	(4,374,645)
Net asset value of shares exchanged
Class A	571,083	454,415	1,002,962
Class B	(571,083)	(454,415)	(1,002,962)
Net increase (decrease) in net assets from Fund share transactions	$12,535,864	$767,163	$(5,451,811)

Net increase (decrease) in net assets	$23,803,361	$3,111,723	$(49,981)

Net Assets
At beginning of year	$129,528,531	$49,036,124	$112,031,287
At end of year	$153,331,892	$52,147,847	$111,981,306

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$113,418	$(29,451)	$131,172

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.020		$9.540	$9.930	$9.290	$9.330	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.183		$0.388	$0.405	$0.402	$0.402	$0.402
Net realized and unrealized gain (loss)	(0.007)		0.481	(0.392)	0.634	(0.036)	(0.232)

Total income from operations	$0.176		$0.869	$0.013	$1.036	$0.366	$0.170

Less Distributions
From net investment income	$(0.186)		$(0.388)	$(0.403)	$(0.396)	$(0.406)	$(0.395)
From net realized gain	—		—	—	—	—	(0.045)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.186)		$(0.389)	$(0.403)	$(0.396)	$(0.406)	$(0.440)

Net asset value — End of period	$10.010		$10.020	$9.540	$9.930	$9.290	$9.330

Total Return(2)	1.76	%(3)	9.27%	0.26%	11.37%	4.19%	1.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,837		$42,461	$42,857	$49,083	$43,090	$49,124
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.74%	0.73%	0.73%	0.80%	0.76%
Interest and fee expense(5)	0.03	%(4)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	0.75	%(4)	0.77%	0.76%	0.75%	0.85%	0.87%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.74%	0.73%	0.73%	0.79%	0.74%
Net investment income	3.67	%(4)	3.96%	4.27%	4.18%	4.59%	4.20%
Portfolio Turnover	8	%(3)	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Alabama Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.020		$10.490	$10.920	$10.230	$10.270	$10.560

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.346	$0.368	$0.365	$0.370	$0.363
Net realized and unrealized gain (loss)	0.003		0.531	(0.433)	0.684	(0.036)	(0.255)

Total income (loss) from operations	$0.163		$0.877	$(0.065)	$1.049	$0.334	$0.108

Less Distributions
From net investment income	$(0.163)		$(0.346)	$(0.365)	$(0.359)	$(0.374)	$(0.353)
From net realized gain	—		—	—	—	—	(0.045)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.163)		$(0.347)	$(0.365)	$(0.359)	$(0.374)	$(0.398)

Net asset value — End of period	$11.020		$11.020	$10.490	$10.920	$10.230	$10.270

Total Return(2)	1.48	%(3)	8.48%	(0.51)%	10.42%	3.56%	1.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,028		$1,304	$1,682	$3,949	$6,380	$8,643
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.48%	1.55%	1.52%
Interest and fee expense(5)	0.03	%(4)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	1.51	%(4)	1.52%	1.52%	1.50%	1.60%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.49%	1.48%	1.54%	1.49%
Net investment income	2.92	%(4)	3.22%	3.52%	3.46%	3.85%	3.44%
Portfolio Turnover	8	%(3)	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Alabama Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.030		$10.500	$10.930	$10.230	$10.270	$10.560

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.345	$0.368	$0.361	$0.369	$0.368
Net realized and unrealized gain (loss)	(0.007)		0.532	(0.432)	0.698	(0.035)	(0.259)

Total income (loss) from operations	$0.153		$0.877	$(0.064)	$1.059	$0.334	$0.109

Less Distributions
From net investment income	$(0.163)		$(0.346)	$(0.366)	$(0.359)	$(0.374)	$(0.354)
From net realized gain	—		—	—	—	—	(0.045)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.163)		$(0.347)	$(0.366)	$(0.359)	$(0.374)	$(0.399)

Net asset value — End of period	$11.020		$11.030	$10.500	$10.930	$10.230	$10.270

Total Return(2)	1.39	%(3)	8.47%	(0.50)%	10.52%	3.55%	1.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,138		$2,944	$2,440	$2,935	$1,562	$958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.48%	1.48%	1.55%	1.51%
Interest and fee expense(5)	0.03	%(4)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	1.50	%(4)	1.51%	1.51%	1.50%	1.60%	1.62%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.48%	1.48%	1.54%	1.49%
Net investment income	2.91	%(4)	3.20%	3.52%	3.40%	3.82%	3.48%
Portfolio Turnover	8	%(3)	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Alabama Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$10.020		$9.550	$9.930	$9.300	$9.340	$9.040

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.407	$0.423	$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	0.011		0.471	(0.380)	0.625	(0.035)	0.300

Total income from operations	$0.196		$0.878	$0.043	$1.045	$0.384	$0.509

Less Distributions
From net investment income	$(0.196)		$(0.407)	$(0.423)	$(0.415)	$(0.424)	$(0.209)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.196)		$(0.408)	$(0.423)	$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$10.020		$10.020	$9.550	$9.930	$9.300	$9.340

Total Return(3)	1.96	%(4)	9.37%	0.56%	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,331		$6,272	$5,163	$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.54%	0.53%	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.55	%(5)	0.57%	0.56%	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.52	%(5)	0.54%	0.53%	0.53%	0.59%	0.54	%(5)
Net investment income	3.71	%(5)	4.15%	4.46%	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	8	%(4)	11%	10%	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Arkansas Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.260		$8.950	$9.230	$8.870	$9.160	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.357	$0.381	$0.377	$0.392	$0.415
Net realized and unrealized gain (loss)	(0.001)		0.308	(0.283)	0.356	(0.278)	(0.540)

Total income (loss) from operations	$0.169		$0.665	$0.098	$0.733	$0.114	$(0.125)

Less Distributions
From net investment income	$(0.169)		$(0.351)	$(0.378)	$(0.373)	$(0.404)	$(0.425)
Tax return of capital	—		(0.004)	—	—	—	—

Total distributions	$(0.169)		$(0.355)	$(0.378)	$(0.373)	$(0.404)	$(0.425)

Net asset value — End of period	$9.260		$9.260	$8.950	$9.230	$8.870	$9.160

Total Return(2)	1.83	%(3)	7.55%	1.17%	8.39%	1.55%	(1.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,728		$56,072	$57,912	$63,478	$59,111	$56,405
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(4)	0.73%	0.73%	0.75%	0.78%	0.76%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	0.72	%(4)	0.74%	0.74%	0.76%	0.83%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.71	%(4)	0.73%	0.73%	0.75%	0.78%	0.73%
Net investment income	3.69	%(4)	3.90%	4.27%	4.13%	4.71%	4.37%
Portfolio Turnover	5	%(3)	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Arkansas Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.950		$9.610	$9.910	$9.530	$9.850	$10.430

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.310	$0.336	$0.332	$0.356	$0.371
Net realized and unrealized gain (loss)	(0.002)		0.338	(0.302)	0.377	(0.311)	(0.573)

Total income (loss) from operations	$0.144		$0.648	$0.034	$0.709	$0.045	$(0.202)

Less Distributions
From net investment income	$(0.144)		$(0.305)	$(0.334)	$(0.329)	$(0.365)	$(0.378)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.144)		$(0.308)	$(0.334)	$(0.329)	$(0.365)	$(0.378)

Net asset value — End of period	$9.950		$9.950	$9.610	$9.910	$9.530	$9.850

Total Return(2)	1.45	%(3)	6.82%	0.42%	7.53%	0.80%	(1.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,912		$2,115	$2,717	$3,178	$3,525	$4,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)	1.48%	1.48%	1.50%	1.53%	1.50%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	1.47	%(4)	1.49%	1.49%	1.51%	1.58%	1.64%
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.48%	1.48%	1.50%	1.53%	1.48%
Net investment income	2.94	%(4)	3.16%	3.52%	3.38%	3.98%	3.63%
Portfolio Turnover	5	%(3)	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Arkansas Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.950		$9.610	$9.910	$9.530	$9.850	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.309	$0.336	$0.329	$0.354	$0.369
Net realized and unrealized gain (loss)	(0.001)		0.339	(0.302)	0.380	(0.309)	(0.562)

Total income (loss) from operations	$0.144		$0.648	$0.034	$0.709	$0.045	$(0.193)

Less Distributions
From net investment income	$(0.144)		$(0.305)	$(0.334)	$(0.329)	$(0.365)	$(0.377)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.144)		$(0.308)	$(0.334)	$(0.329)	$(0.365)	$(0.377)

Net asset value — End of period	$9.950		$9.950	$9.610	$9.910	$9.530	$9.850

Total Return(2)	1.45	%(3)	6.82%	0.42%	7.53%	0.80%	(1.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,393		$6,926	$6,409	$6,078	$3,386	$2,989
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)	1.48%	1.48%	1.50%	1.53%	1.52%
Interest and fee expense(5)	0.01	%(4)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	1.47	%(4)	1.49%	1.49%	1.51%	1.58%	1.66%
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.48%	1.48%	1.50%	1.53%	1.48%
Net investment income	2.94	%(4)	3.14%	3.52%	3.35%	3.95%	3.62%
Portfolio Turnover	5	%(3)	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Arkansas Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$9.250		$8.940	$9.220	$9.130

Income (Loss) From Operations
Net investment income(2)	$0.179		$0.373	$0.394	$0.031
Net realized and unrealized gain (loss)	(0.001)		0.310	(0.277)	0.090

Total income from operations	$0.178		$0.683	$0.117	$0.121

Less Distributions
From net investment income	$(0.178)		$(0.369)	$(0.397)	$(0.031)
Tax return of capital	—		(0.004)	—	—

Total distributions	$(0.178)		$(0.373)	$(0.397)	$(0.031)

Net asset value — End of period	$9.250		$9.250	$8.940	$9.220

Total Return(3)	1.93	%(4)	7.77%	1.38%	1.32	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,364		$2,435	$1,742	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51	%(5)	0.53%	0.53%	0.55	%(5)
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01%	0.01	%(5)
Total expenses(7)	0.52	%(5)	0.54%	0.54%	0.56	%(5)
Net investment income	3.89	%(5)	4.07%	4.40%	4.25	%(5)
Portfolio Turnover	5	%(4)	10%	7%	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Georgia Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.860		$8.440	$8.820	$8.500	$8.730	$9.130

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.352	$0.410	$0.400	$0.391	$0.393
Net realized and unrealized gain (loss)	0.029		0.419	(0.391)	0.310	(0.229)	(0.399)

Total income (loss) from operations	$0.193		$0.771	$0.019	$0.710	$0.162	$(0.006)

Less Distributions
From net investment income	$(0.163)		$(0.349)	$(0.399)	$(0.390)	$(0.392)	$(0.394)
Tax return of capital	—		(0.002)	—	—	—	—

Total distributions	$(0.163)		$(0.351)	$(0.399)	$(0.390)	$(0.392)	$(0.394)

Net asset value — End of period	$8.890		$8.860	$8.440	$8.820	$8.500	$8.730

Total Return(2)	2.19	%(3)	9.31%	0.32%	8.49%	2.30%	(0.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,851		$50,236	$48,635	$58,448	$63,387	$68,832
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.76%	0.76%	0.83%	0.77%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	0.78	%(4)	0.79%	0.85%	0.85%	1.01%	0.98%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.74%	0.76%	0.76%	0.81%	0.74%
Net investment income	3.70	%(4)	4.06%	4.84%	4.57%	4.92%	4.37%
Portfolio Turnover	5	%(3)	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.470		$9.020	$9.430	$9.080	$9.320	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.309	$0.371	$0.357	$0.354	$0.348
Net realized and unrealized gain (loss)	0.029		0.446	(0.422)	0.342	(0.241)	(0.433)

Total income (loss) from operations	$0.169		$0.755	$(0.051)	$0.699	$0.113	$(0.085)

Less Distributions
From net investment income	$(0.139)		$(0.303)	$(0.359)	$(0.349)	$(0.353)	$(0.345)
Tax return of capital	—		(0.002)	—	—	—	—

Total distributions	$(0.139)		$(0.305)	$(0.359)	$(0.349)	$(0.353)	$(0.345)

Net asset value — End of period	$9.500		$9.470	$9.020	$9.430	$9.080	$9.320

Total Return(2)	1.79	%(3)	8.51%	(0.47)%	7.80%	1.45%	(0.78)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,564		$2,157	$3,086	$5,143	$6,387	$8,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.51%	1.51%	1.57%	1.52%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	1.53	%(4)	1.54%	1.60%	1.60%	1.75%	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.51%	1.51%	1.56%	1.49%
Net investment income	2.96	%(4)	3.35%	4.09%	3.81%	4.18%	3.62%
Portfolio Turnover	5	%(3)	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.480		$9.030	$9.430	$9.090	$9.330	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.306	$0.372	$0.357	$0.354	$0.345
Net realized and unrealized gain (loss)	0.029		0.450	(0.413)	0.333	(0.241)	(0.429)

Total income (loss) from operations	$0.169		$0.756	$(0.041)	$0.690	$0.113	$(0.084)

Less Distributions
From net investment income	$(0.139)		$(0.304)	$(0.359)	$(0.350)	$(0.353)	$(0.346)
Tax return of capital	—		(0.002)	—	—	—	—

Total distributions	$(0.139)		$(0.306)	$(0.359)	$(0.350)	$(0.353)	$(0.346)

Net asset value — End of period	$9.510		$9.480	$9.030	$9.430	$9.090	$9.330

Total Return(2)	1.79	%(3)	8.50%	(0.36)%	7.69%	1.56%	(0.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,519		$7,277	$6,996	$9,621	$8,190	$7,688
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.49%	1.51%	1.51%	1.57%	1.53%
Interest and fee expense(5)	0.05	%(4)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	1.52	%(4)	1.54%	1.60%	1.60%	1.75%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.49%	1.51%	1.51%	1.56%	1.49%
Net investment income	2.95	%(4)	3.31%	4.10%	3.81%	4.16%	3.60%
Portfolio Turnover	5	%(3)	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$8.890		$8.470	$8.850	$8.520	$8.750	$8.400

Income (Loss) From Operations
Net investment income(2)	$0.173		$0.367	$0.427	$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	0.030		0.422	(0.390)	0.319	(0.228)	0.347

Total income from operations	$0.203		$0.789	$0.037	$0.738	$0.179	$0.555

Less Distributions
From net investment income	$(0.173)		$(0.366)	$(0.417)	$(0.408)	$(0.409)	$(0.205)
Tax return of capital	—		(0.003)	—	—	—	—

Total distributions	$(0.173)		$(0.369)	$(0.417)	$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.920		$8.890	$8.470	$8.850	$8.520	$8.750

Total Return(3)	2.29	%(4)	9.50%	0.53%	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,613		$12,462	$9,207	$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.54%	0.56%	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.05	%(5)	0.05%	0.09%	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.57	%(5)	0.59%	0.65%	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.52	%(5)	0.54%	0.56%	0.56%	0.61%	0.55	%(5)
Net investment income	3.90	%(5)	4.22%	5.03%	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	5	%(4)	12%	6%	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Kentucky Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.970		$8.610	$8.890	$8.410	$8.610	$8.970

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.349	$0.371	$0.380	$0.382	$0.386
Net realized and unrealized gain (loss)	0.140		0.359	(0.281)	0.473	(0.200)	(0.359)

Total income from operations	$0.308		$0.708	$0.090	$0.853	$0.182	$0.027

Less Distributions
From net investment income	$(0.168)		$(0.348)	$(0.370)	$(0.373)	$(0.382)	$(0.387)

Total distributions	$(0.168)		$(0.348)	$(0.370)	$(0.373)	$(0.382)	$(0.387)

Net asset value — End of period	$9.110		$8.970	$8.610	$8.890	$8.410	$8.610

Total Return(2)	3.46	%(3)	8.36%	1.13%	10.32%	2.44%	0.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,065		$44,184	$47,322	$48,929	$46,662	$49,880
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.73%	0.74%	0.74%	0.78%	0.77%
Interest and fee expense	—		—	—	—	—	0.03%
Total expenses before custodian fee reduction	0.72	%(4)	0.73%	0.74%	0.74%	0.78%	0.80%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.73%	0.73%	0.74%	0.77%	0.75%
Net investment income	3.74	%(4)	3.96%	4.33%	4.36%	4.75%	4.35%
Portfolio Turnover	1	%(3)	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Kentucky Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.690		$9.300	$9.600	$9.080	$9.300	$9.680

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.307	$0.332	$0.341	$0.347	$0.345
Net realized and unrealized gain (loss)	0.150		0.387	(0.301)	0.513	(0.222)	(0.383)

Total income (loss) from operations	$0.295		$0.694	$0.031	$0.854	$0.125	$(0.038)

Less Distributions
From net investment income	$(0.145)		$(0.304)	$(0.331)	$(0.334)	$(0.345)	$(0.342)

Total distributions	$(0.145)		$(0.304)	$(0.331)	$(0.334)	$(0.345)	$(0.342)

Net asset value — End of period	$9.840		$9.690	$9.300	$9.600	$9.080	$9.300

Total Return(2)	3.06	%(3)	7.57%	0.41%	9.54%	1.60%	(0.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$549		$671	$1,090	$2,607	$4,186	$6,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense	—		—	—	—	—	0.03%
Total expenses before custodian fee reduction	1.47	%(4)	1.48%	1.49%	1.49%	1.53%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.48%	1.49%	1.52%	1.50%
Net investment income	2.99	%(4)	3.23%	3.59%	3.62%	4.01%	3.60%
Portfolio Turnover	1	%(3)	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Kentucky Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.690		$9.300	$9.600	$9.090	$9.300	$9.680

Income (Loss) From Operations
Net investment income(1)	$0.145		$0.303	$0.331	$0.341	$0.348	$0.346
Net realized and unrealized gain (loss)	0.150		0.391	(0.300)	0.504	(0.213)	(0.384)

Total income (loss) from operations	$0.295		$0.694	$0.031	$0.845	$0.135	$(0.038)

Less Distributions
From net investment income	$(0.145)		$(0.304)	$(0.331)	$(0.335)	$(0.345)	$(0.342)

Total distributions	$(0.145)		$(0.304)	$(0.331)	$(0.335)	$(0.345)	$(0.342)

Net asset value — End of period	$9.840		$9.690	$9.300	$9.600	$9.090	$9.300

Total Return(2)	3.06	%(3)	7.57%	0.40%	9.42%	1.71%	(0.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,324		$3,696	$2,445	$2,243	$2,509	$2,189
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense	—		—	—	—	—	0.03%
Total expenses before custodian fee reduction	1.47	%(4)	1.48%	1.49%	1.49%	1.53%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.48%	1.49%	1.52%	1.50%
Net investment income	2.98	%(4)	3.18%	3.57%	3.61%	4.00%	3.62%
Portfolio Turnover	1	%(3)	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Kentucky Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$8.970		$8.610	$8.890	$8.780

Income (Loss) From Operations
Net investment income(2)	$0.177		$0.362	$0.385	$0.031
Net realized and unrealized gain (loss)	0.140		0.364	(0.275)	0.110

Total income from operations	$0.317		$0.726	$0.110	$0.141

Less Distributions
From net investment income	$(0.177)		$(0.366)	$(0.390)	$(0.031)

Total distributions	$(0.177)		$(0.366)	$(0.390)	$(0.031)

Net asset value — End of period	$9.110		$8.970	$8.610	$8.890

Total Return(3)	3.56	%(4)	8.58%	1.35%	1.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,023		$6,420	$512	$1
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.52	%(6)	0.53%	0.53%	0.56	%(6)
Net investment income	3.94	%(6)	4.06%	4.48%	4.40	%(6)
Portfolio Turnover	1	%(4)	12%	7%	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended August 31, 2010.

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.420		$8.840	$9.150	$8.670	$8.900	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.365	$0.397	$0.391	$0.403	$0.404
Net realized and unrealized gain (loss)	0.050		0.576	(0.316)	0.474	(0.226)	(0.348)

Total income from operations	$0.221		$0.941	$0.081	$0.865	$0.177	$0.056

Less Distributions
From net investment income	$(0.171)		$(0.361)	$(0.391)	$(0.385)	$(0.407)	$(0.416)

Total distributions	$(0.171)		$(0.361)	$(0.391)	$(0.385)	$(0.407)	$(0.416)

Net asset value — End of period	$9.470		$9.420	$8.840	$9.150	$8.670	$8.900

Total Return(2)	2.35	%(3)	10.81%	1.03%	10.15%	2.43%	0.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,087		$62,306	$57,801	$75,279	$75,555	$81,774
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(4)	0.75%	0.78%	0.78%	0.82%	0.77%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	0.79	%(4)	0.79%	0.82%	0.81%	0.92%	1.00%
Expenses after custodian fee reduction excluding interest and fees	0.75	%(4)	0.75%	0.78%	0.78%	0.81%	0.74%
Net investment income	3.65	%(4)	3.96%	4.53%	4.35%	4.97%	4.41%
Portfolio Turnover	7	%(3)	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.270		$9.640	$9.980	$9.460	$9.700	$10.090

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.325	$0.361	$0.353	$0.374	$0.368
Net realized and unrealized gain (loss)	0.059		0.624	(0.346)	0.517	(0.239)	(0.382)

Total income (loss) from operations	$0.208		$0.949	$0.015	$0.870	$0.135	$(0.014)

Less Distributions
From net investment income	$(0.148)		$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Total distributions	$(0.148)		$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Net asset value — End of period	$10.330		$10.270	$9.640	$9.980	$9.460	$9.700

Total Return(2)	2.03	%(3)	9.96%	0.26%	9.33%	1.76%	(0.15)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,039		$2,286	$3,494	$5,930	$7,742	$10,140
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.53%	1.53%	1.58%	1.52%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	1.54	%(4)	1.54%	1.57%	1.56%	1.68%	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.53%	1.53%	1.56%	1.48%
Net investment income	2.90	%(4)	3.25%	3.78%	3.61%	4.23%	3.67%
Portfolio Turnover	7	%(3)	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

78	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.280		$9.640	$9.980	$9.460	$9.710	$10.090

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.321	$0.361	$0.352	$0.373	$0.364
Net realized and unrealized gain (loss)	0.050		0.638	(0.346)	0.518	(0.248)	(0.368)

Total income (loss) from operations	$0.198		$0.959	$0.015	$0.870	$0.125	$(0.004)

Less Distributions
From net investment income	$(0.148)		$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Total distributions	$(0.148)		$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Net asset value — End of period	$10.330		$10.280	$9.640	$9.980	$9.460	$9.710

Total Return(2)	1.93	%(3)	10.07%	0.26%	9.33%	1.65%	(0.05)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,984		$16,094	$11,488	$15,194	$12,388	$9,790
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	1.54	%(4)	1.54%	1.57%	1.55%	1.67%	1.76%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.50%	1.53%	1.52%	1.56%	1.49%
Net investment income	2.88	%(4)	3.19%	3.78%	3.59%	4.20%	3.65%
Portfolio Turnover	7	%(3)	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

79	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$9.440		$8.860	$9.170	$8.680	$8.900	$8.600

Income (Loss) From Operations
Net investment income(2)	$0.180		$0.382	$0.416	$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	0.050		0.579	(0.316)	0.487	(0.216)	0.310

Total income from operations	$0.230		$0.961	$0.100	$0.893	$0.203	$0.516

Less Distributions
From net investment income	$(0.180)		$(0.381)	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.180)		$(0.381)	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$9.490		$9.440	$8.860	$9.170	$8.680	$8.900

Total Return(3)	2.45	%(4)	11.02%	1.24%	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,709		$3,805	$2,452	$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)	0.55%	0.58%	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.59	%(5)	0.59%	0.62%	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55	%(5)	0.55%	0.58%	0.58%	0.61%	0.54	%(5)
Net investment income	3.82	%(5)	4.14%	4.75%	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	7	%(4)	12%	1%	7%	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

80	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.830		$9.180	$9.570	$9.080	$9.370	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.365	$0.390	$0.386	$0.389	$0.406
Net realized and unrealized gain (loss)	0.018		0.647	(0.393)	0.473	(0.288)	(0.377)

Total income (loss) from operations	$0.193		$1.012	$(0.003)	$0.859	$0.101	$0.029

Less Distributions
From net investment income	$(0.173)		$(0.362)	$(0.387)	$(0.369)	$(0.391)	$(0.409)

Total distributions	$(0.173)		$(0.362)	$(0.387)	$(0.369)	$(0.391)	$(0.409)

Net asset value — End of period	$9.850		$9.830	$9.180	$9.570	$9.080	$9.370

Total Return(2)	1.97	%(3)	11.20%	0.09%	9.63%	1.41%	0.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,594		$80,768	$76,391	$95,047	$89,556	$94,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.73%	0.74%	0.75%	0.80%	0.76%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	0.74	%(4)	0.75%	0.77%	0.77%	0.84%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.73%	0.74%	0.75%	0.79%	0.74%
Net investment income	3.57	%(4)	3.82%	4.28%	4.12%	4.51%	4.21%
Portfolio Turnover	2	%(3)	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

81	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.870		$10.140	$10.580	$10.040	$10.360	$10.770

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.327	$0.354	$0.349	$0.359	$0.370
Net realized and unrealized gain (loss)	0.019		0.724	(0.442)	0.523	(0.320)	(0.410)

Total income (loss) from operations	$0.171		$1.051	$(0.088)	$0.872	$0.039	$(0.040)

Less Distributions
From net investment income	$(0.151)		$(0.321)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Total distributions	$(0.151)		$(0.321)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Net asset value — End of period	$10.890		$10.870	$10.140	$10.580	$10.040	$10.360

Total Return(2)	1.58	%(3)	10.50%	(0.74)%	8.82%	0.64%	(0.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,756		$1,936	$2,618	$4,467	$6,542	$7,404
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	1.49	%(4)	1.50%	1.53%	1.52%	1.59%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.50%	1.50%	1.54%	1.49%
Net investment income	2.82	%(4)	3.11%	3.52%	3.38%	3.77%	3.47%
Portfolio Turnover	2	%(3)	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

82	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.860		$10.140	$10.570	$10.030	$10.350	$10.770

Income (Loss) From Operations
Net investment income(1)	$0.152		$0.321	$0.354	$0.348	$0.359	$0.364
Net realized and unrealized gain (loss)	0.019		0.719	(0.432)	0.524	(0.320)	(0.414)

Total income (loss) from operations	$0.171		$1.040	$(0.078)	$0.872	$0.039	$(0.050)

Less Distributions
From net investment income	$(0.151)		$(0.320)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Total distributions	$(0.151)		$(0.320)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Net asset value — End of period	$10.880		$10.860	$10.140	$10.570	$10.030	$10.350

Total Return(2)	1.58	%(3)	10.40%	(0.65)%	8.82%	0.64%	(0.48)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,129		$6,380	$4,796	$5,856	$5,553	$5,561
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)	1.48%	1.50%	1.49%	1.55%	1.52%
Interest and fee expense(5)	0.02	%(4)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	1.48	%(4)	1.50%	1.53%	1.51%	1.59%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.48%	1.50%	1.49%	1.54%	1.49%
Net investment income	2.81	%(4)	3.04%	3.52%	3.37%	3.76%	3.42%
Portfolio Turnover	2	%(3)	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

83	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$9.850		$9.190	$9.580	$9.370

Income (Loss) From Operations
Net investment income(2)	$0.185		$0.376	$0.402	$0.032
Net realized and unrealized gain (loss)	0.008		0.665	(0.386)	0.210

Total income from operations	$0.193		$1.041	$0.016	$0.242

Less Distributions
From net investment income	$(0.183)		$(0.381)	$(0.406)	$(0.032)

Total distributions	$(0.183)		$(0.381)	$(0.406)	$(0.032)

Net asset value — End of period	$9.860		$9.850	$9.190	$9.580

Total Return(3)	1.97	%(4)	11.52%	0.30%	2.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,889		$2,310	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.53%	0.54%	0.56	%(5)
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%	0.02	%(5)
Total expenses(7)	0.54	%(5)	0.55%	0.57%	0.58	%(5)
Net investment income	3.77	%(5)	3.91%	4.41%	4.19	%(5)
Portfolio Turnover	2	%(4)	12%	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

84	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.480		$8.820	$9.340	$8.810	$8.810	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.187		$0.407	$0.437	$0.429	$0.418	$0.400
Net realized and unrealized gain (loss)	0.098		0.656	(0.525)	0.513	(0.019)	(0.355)

Total income (loss) from operations	$0.285		$1.063	$(0.088)	$0.942	$0.399	$0.045

Less Distributions
From net investment income	$(0.185)		$(0.403)	$(0.432)	$(0.412)	$(0.399)	$(0.395)

Total distributions	$(0.185)		$(0.403)	$(0.432)	$(0.412)	$(0.399)	$(0.395)

Net asset value — End of period	$9.580		$9.480	$8.820	$9.340	$8.810	$8.810

Total Return(2)	3.02	%(3)	12.27%	(0.79)%	10.92%	4.99%	0.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,835		$87,573	$74,111	$86,047	$78,245	$86,348
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.75%	0.78%	0.77%	0.82%	0.78%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	0.80	%(4)	0.82%	0.87%	0.85%	0.93%	1.07%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.75%	0.78%	0.77%	0.82%	0.75%
Net investment income	3.93	%(4)	4.41%	4.98%	4.72%	5.11%	4.41%
Portfolio Turnover	2	%(3)	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

85	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.190		$9.490	$10.050	$9.480	$9.470	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.366	$0.398	$0.389	$0.383	$0.357
Net realized and unrealized gain (loss)	0.107		0.693	(0.565)	0.555	(0.011)	(0.388)

Total income (loss) from operations	$0.270		$1.059	$(0.167)	$0.944	$0.372	$(0.031)

Less Distributions
From net investment income	$(0.160)		$(0.359)	$(0.393)	$(0.374)	$(0.362)	$(0.349)

Total distributions	$(0.160)		$(0.359)	$(0.393)	$(0.374)	$(0.362)	$(0.349)

Net asset value — End of period	$10.300		$10.190	$9.490	$10.050	$9.480	$9.470

Total Return(2)	2.66	%(3)	11.33%	(1.54)%	10.14%	4.30%	(0.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,906		$2,091	$2,544	$4,220	$5,209	$6,719
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	1.55	%(4)	1.57%	1.62%	1.60%	1.68%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.50%	1.53%	1.52%	1.57%	1.50%
Net investment income	3.19	%(4)	3.70%	4.22%	3.98%	4.37%	3.66%
Portfolio Turnover	2	%(3)	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

86	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.190		$9.490	$10.050	$9.480	$9.470	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.360	$0.398	$0.385	$0.384	$0.355
Net realized and unrealized gain (loss)	0.108		0.699	(0.564)	0.558	(0.012)	(0.386)

Total income (loss) from operations	$0.270		$1.059	$(0.166)	$0.943	$0.372	$(0.031)

Less Distributions
From net investment income	$(0.160)		$(0.359)	$(0.394)	$(0.373)	$(0.362)	$(0.349)

Total distributions	$(0.160)		$(0.359)	$(0.394)	$(0.373)	$(0.362)	$(0.349)

Net asset value — End of period	$10.300		$10.190	$9.490	$10.050	$9.480	$9.470

Total Return(2)	2.66	%(3)	11.32%	(1.54)%	10.13%	4.30%	(0.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,471		$21,402	$13,509	$14,952	$8,734	$8,073
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.49%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(5)	0.06	%(4)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	1.55	%(4)	1.56%	1.62%	1.60%	1.68%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.49%	1.53%	1.52%	1.57%	1.50%
Net investment income	3.17	%(4)	3.63%	4.22%	3.94%	4.36%	3.65%
Portfolio Turnover	2	%(3)	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

87	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$9.500		$8.840	$9.370	$8.830	$8.820	$8.550

Income (Loss) From Operations
Net investment income(2)	$0.196		$0.426	$0.455	$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	0.099		0.656	(0.535)	0.523	(0.010)	0.259

Total income (loss) from operations	$0.295		$1.082	$(0.080)	$0.970	$0.427	$0.475

Less Distributions
From net investment income	$(0.195)		$(0.422)	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.195)		$(0.422)	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$9.600		$9.500	$8.840	$9.370	$8.830	$8.820

Total Return(3)	3.12	%(4)	12.35%	(0.57)%	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,552		$18,174	$14,491	$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.55%	0.58%	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.06	%(5)	0.07%	0.09%	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.60	%(5)	0.62%	0.67%	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.55%	0.58%	0.58%	0.62%	0.54	%(5)
Net investment income	4.13	%(5)	4.61%	5.18%	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	2	%(4)	8%	7%	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

88	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.570		$8.630	$9.180	$8.510	$8.720	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.414	$0.443	$0.413	$0.399	$0.410
Net realized and unrealized gain (loss)	0.067		0.939	(0.554)	0.648	(0.210)	(0.533)

Total income (loss) from operations	$0.255		$1.353	$(0.111)	$1.061	$0.189	$(0.123)

Less Distributions
From net investment income	$(0.185)		$(0.413)	$(0.439)	$(0.391)	$(0.399)	$(0.417)

Total distributions	$(0.185)		$(0.413)	$(0.439)	$(0.391)	$(0.399)	$(0.417)

Net asset value — End of period	$9.640		$9.570	$8.630	$9.180	$8.510	$8.720

Total Return(2)	2.67	%(3)	15.95%	(1.01)%	12.77%	2.65%	(1.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,893		$115,323	$99,049	$126,583	$118,827	$124,199
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.74%	0.77%	0.78%	0.82%	0.76%
Interest and fee expense(5)	0.08	%(4)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	0.81	%(4)	0.84%	0.87%	0.82%	0.94%	0.98%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.74%	0.77%	0.78%	0.81%	0.74%
Net investment income	3.91	%(4)	4.50%	5.21%	4.71%	5.05%	4.53%
Portfolio Turnover	18	%(3)	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

89	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.460		$9.440	$10.040	$9.310	$9.540	$10.120

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.380	$0.414	$0.380	$0.372	$0.375
Net realized and unrealized gain (loss)	0.077		1.016	(0.604)	0.708	(0.233)	(0.577)

Total income (loss) from operations	$0.243		$1.396	$(0.190)	$1.088	$0.139	$(0.202)

Less Distributions
From net investment income	$(0.163)		$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Total distributions	$(0.163)		$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Net asset value — End of period	$10.540		$10.460	$9.440	$10.040	$9.310	$9.540

Total Return(2)	2.33	%(3)	15.00%	(1.73)%	11.92%	1.85%	(2.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,646		$5,927	$6,873	$10,773	$12,114	$14,432
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.49%	1.52%	1.53%	1.56%	1.51%
Interest and fee expense(5)	0.08	%(4)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	1.56	%(4)	1.59%	1.62%	1.57%	1.68%	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49%	1.52%	1.53%	1.56%	1.49%
Net investment income	3.17	%(4)	3.78%	4.44%	3.96%	4.31%	3.77%
Portfolio Turnover	18	%(3)	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

90	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.470		$9.450	$10.050	$9.320	$9.550	$10.130

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.376	$0.415	$0.380	$0.371	$0.373
Net realized and unrealized gain (loss)	0.087		1.020	(0.605)	0.708	(0.232)	(0.575)

Total income (loss) from operations	$0.253		$1.396	$(0.190)	$1.088	$0.139	$(0.202)

Less Distributions
From net investment income	$(0.163)		$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Total distributions	$(0.163)		$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Net asset value — End of period	$10.560		$10.470	$9.450	$10.050	$9.320	$9.550

Total Return(2)	2.33	%(3)	14.99%	(1.72)%	11.91%	1.85%	(2.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,944		$23,894	$16,815	$21,031	$19,429	$16,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.48%	1.52%	1.53%	1.57%	1.52%
Interest and fee expense(5)	0.08	%(4)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	1.56	%(4)	1.58%	1.62%	1.57%	1.69%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48%	1.52%	1.53%	1.56%	1.49%
Net investment income	3.17	%(4)	3.72%	4.46%	3.96%	4.29%	3.78%
Portfolio Turnover	18	%(3)	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

91	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$9.560		$8.620	$9.180	$8.850

Income (Loss) From Operations
Net investment income(2)	$0.197		$0.419	$0.461	$0.033
Net realized and unrealized gain (loss)	0.067		0.951	(0.566)	0.330

Total income (loss) from operations	$0.264		$1.370	$(0.105)	$0.363

Less Distributions
From net investment income	$(0.194)		$(0.430)	$(0.455)	$(0.033)

Total distributions	$(0.194)		$(0.430)	$(0.455)	$(0.033)

Net asset value — End of period	$9.630		$9.560	$8.620	$9.180

Total Return(3)	2.78	%(4)	16.19%	(0.92)%	4.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,996		$26,776	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.53%	0.57%	0.60	%(5)
Interest and fee expense(6)	0.08	%(5)	0.10%	0.10%	0.04	%(5)
Total expenses(7)	0.61	%(5)	0.63%	0.67%	0.64	%(5)
Net investment income	4.10	%(5)	4.48%	5.44%	4.66	%(5)
Portfolio Turnover	18	%(4)	17%	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

92	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.690		$8.930	$9.530	$8.870	$9.100	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.401	$0.442	$0.413	$0.405	$0.420
Net realized and unrealized gain (loss)	0.138		0.758	(0.603)	0.639	(0.233)	(0.598)

Total income (loss) from operations	$0.326		$1.159	$(0.161)	$1.052	$0.172	$(0.178)

Less Distributions
From net investment income	$(0.186)		$(0.399)	$(0.439)	$(0.392)	$(0.402)	$(0.422)

Total distributions	$(0.186)		$(0.399)	$(0.439)	$(0.392)	$(0.402)	$(0.422)

Net asset value — End of period	$9.830		$9.690	$8.930	$9.530	$8.870	$9.100

Total Return(2)	3.38	%(3)	13.21%	(1.52)%	12.12%	2.23%	(1.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,358		$93,466	$78,406	$109,294	$103,451	$110,470
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(4)	0.74%	0.76%	0.75%	0.80%	0.77%
Interest and fee expense(5)	0.07	%(4)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	0.79	%(4)	0.81%	0.86%	0.79%	0.90%	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.74%	0.76%	0.75%	0.80%	0.75%
Net investment income	3.85	%(4)	4.28%	4.99%	4.51%	4.91%	4.44%
Portfolio Turnover	11	%(3)	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

93	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.270		$9.470	$10.110	$9.410	$9.650	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.354	$0.398	$0.365	$0.364	$0.371
Net realized and unrealized gain (loss)	0.159		0.795	(0.643)	0.680	(0.246)	(0.631)

Total income (loss) from operations	$0.319		$1.149	$(0.245)	$1.045	$0.118	$(0.260)

Less Distributions
From net investment income	$(0.159)		$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Total distributions	$(0.159)		$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Net asset value — End of period	$10.430		$10.270	$9.470	$10.110	$9.410	$9.650

Total Return(2)	3.11	%(3)	12.30%	(2.29)%	11.31%	1.59%	(2.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,639		$3,909	$4,585	$7,252	$9,442	$11,316
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.49%	1.52%	1.51%	1.56%	1.52%
Interest and fee expense(5)	0.07	%(4)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	1.54	%(4)	1.56%	1.62%	1.55%	1.66%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.49%	1.52%	1.51%	1.56%	1.50%
Net investment income	3.10	%(4)	3.56%	4.24%	3.76%	4.17%	3.69%
Portfolio Turnover	11	%(3)	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

94	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.280		$9.470	$10.110	$9.410	$9.660	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.350	$0.399	$0.365	$0.364	$0.369
Net realized and unrealized gain (loss)	0.149		0.809	(0.644)	0.680	(0.256)	(0.619)

Total income (loss) from operations	$0.309		$1.159	$(0.245)	$1.045	$0.108	$(0.250)

Less Distributions
From net investment income	$(0.159)		$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Total distributions	$(0.159)		$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Net asset value — End of period	$10.430		$10.280	$9.470	$10.110	$9.410	$9.660

Total Return(2)	3.01	%(3)	12.41%	(2.29)%	11.31%	1.48%	(2.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,640		$29,876	$22,267	$28,500	$23,022	$20,867
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47	%(4)	1.48%	1.51%	1.50%	1.55%	1.52%
Interest and fee expense(5)	0.07	%(4)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	1.54	%(4)	1.55%	1.61%	1.54%	1.65%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48%	1.51%	1.50%	1.55%	1.50%
Net investment income	3.09	%(4)	3.51%	4.25%	3.75%	4.15%	3.69%
Portfolio Turnover	11	%(3)	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

95	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$9.700		$8.930	$9.540	$8.880	$9.110	$8.620

Income (Loss) From Operations
Net investment income(2)	$0.197		$0.422	$0.459	$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	0.139		0.766	(0.612)	0.637	(0.233)	0.496

Total income (loss) from operations	$0.336		$1.188	$(0.153)	$1.069	$0.189	$0.711

Less Distributions
From net investment income	$(0.196)		$(0.418)	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.196)		$(0.418)	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$9.840		$9.700	$8.930	$9.540	$8.880	$9.110

Total Return(3)	3.48	%(4)	13.55%	(1.43)%	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,607		$26,081	$24,270	$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52	%(5)	0.54%	0.56%	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.07	%(5)	0.07%	0.10%	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.59	%(5)	0.61%	0.66%	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.52	%(5)	0.54%	0.56%	0.56%	0.60%	0.54	%(5)
Net investment income	4.05	%(5)	4.49%	5.17%	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	11	%(4)	30%	14%	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

96	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Tennessee Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.980		$8.560	$8.960	$8.670	$9.100	$9.530

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.351	$0.380	$0.380	$0.388	$0.409
Net realized and unrealized gain (loss)	0.033		0.419	(0.403)	0.279	(0.424)	(0.433)

Total income (loss) from operations	$0.198		$0.770	$(0.023)	$0.659	$(0.036)	$(0.024)

Less Distributions
From net investment income	$(0.168)		$(0.349)	$(0.377)	$(0.369)	$(0.394)	$(0.406)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.168)		$(0.350)	$(0.377)	$(0.369)	$(0.394)	$(0.406)

Net asset value — End of period	$9.010		$8.980	$8.560	$8.960	$8.670	$9.100

Total Return(2)	2.21	%(3)	9.14%	(0.20)%	7.71%	(0.03)%	(0.26)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,784		$40,318	$39,755	$47,371	$46,787	$49,219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.72%	0.73%	0.74%	0.79%	0.74%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.01%	0.03%	0.09%
Total expenses before custodian fee reduction	0.73	%(4)	0.73%	0.74%	0.75%	0.82%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.72%	0.73%	0.74%	0.79%	0.72%
Net investment income	3.68	%(4)	3.98%	4.39%	4.27%	4.72%	4.35%
Portfolio Turnover	7	%(3)	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

97	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Tennessee Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.780		$9.320	$9.760	$9.450	$9.910	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.313	$0.343	$0.342	$0.356	$0.369
Net realized and unrealized gain (loss)	0.033		0.456	(0.443)	0.298	(0.458)	(0.475)

Total income (loss) from operations	$0.176		$0.769	$(0.100)	$0.640	$(0.102)	$(0.106)

Less Distributions
From net investment income	$(0.146)		$(0.308)	$(0.340)	$(0.330)	$(0.358)	$(0.364)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.146)		$(0.309)	$(0.340)	$(0.330)	$(0.358)	$(0.364)

Net asset value — End of period	$9.810		$9.780	$9.320	$9.760	$9.450	$9.910

Total Return(2)	1.81	%(3)	8.35%	(0.99)%	6.86%	(0.73)%	(1.05)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$986		$1,175	$1,634	$3,024	$4,069	$5,247
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.47%	1.49%	1.49%	1.54%	1.49%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.01%	0.03%	0.09%
Expenses before custodian fee reduction	1.48	%(4)	1.48%	1.50%	1.50%	1.57%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.47%	1.49%	1.49%	1.54%	1.47%
Net investment income	2.93	%(4)	3.26%	3.64%	3.52%	3.99%	3.60%
Portfolio Turnover	7	%(3)	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

98	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Tennessee Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.770		$9.320	$9.760	$9.440	$9.910	$10.370

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.308	$0.342	$0.339	$0.351	$0.366
Net realized and unrealized gain (loss)	0.043		0.450	(0.442)	0.311	(0.463)	(0.463)

Total income (loss) from operations	$0.186		$0.758	$(0.100)	$0.650	$(0.112)	$(0.097)

Less Distributions
From net investment income	$(0.146)		$(0.307)	$(0.340)	$(0.330)	$(0.358)	$(0.363)
Tax return of capital	—		(0.001)	—	—	—	—

Total distributions	$(0.146)		$(0.308)	$(0.340)	$(0.330)	$(0.358)	$(0.363)

Net asset value — End of period	$9.810		$9.770	$9.320	$9.760	$9.440	$9.910

Total Return(2)	1.91	%(3)	8.24%	(0.99)%	6.97%	(0.83)%	(0.95)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,663		$9,864	$7,544	$9,013	$6,004	$4,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.47%	1.48%	1.49%	1.54%	1.50%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.01%	0.03%	0.09%
Expenses before custodian fee reduction	1.48	%(4)	1.48%	1.49%	1.50%	1.57%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.47%	1.48%	1.49%	1.54%	1.47%
Net investment income	2.93	%(4)	3.20%	3.64%	3.49%	3.93%	3.59%
Portfolio Turnover	7	%(3)	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(6)	Amount is less than 0.005%.

99	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Tennessee Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$8.970		$8.550	$8.960	$8.890

Income (Loss) From Operations
Net investment income(2)	$0.174		$0.358	$0.395	$0.030
Net realized and unrealized gain (loss)	0.033		0.428	(0.413)	0.070

Total income (loss) from operations	$0.207		$0.786	$(0.018)	$0.100

Less Distributions
From net investment income	$(0.177)		$(0.365)	$(0.392)	$(0.030)
Tax return of capital	—		(0.001)	—	—

Total distributions	$(0.177)		$(0.366)	$(0.392)	$(0.030)

Net asset value — End of period	$9.000		$8.970	$8.550	$8.960

Total Return(3)	2.32	%(4)	9.35%	(0.15)%	1.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$911		$790	$104	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53	%(5)	0.52%	0.53%	0.57	%(5)
Interest and fee expense(6)	0.00	%(5)(7)	0.01%	0.01%	0.01	%(5)
Total expenses(8)	0.53	%(5)	0.53%	0.54%	0.58	%(5)
Net investment income	3.89	%(5)	4.02%	4.59%	4.24	%(5)
Portfolio Turnover	7	%(4)	9%	5%	12	%(9)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	For the year ended August 31, 2010.

100	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.460		$8.060	$8.480	$8.360	$8.690	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.354	$0.394	$0.396	$0.391	$0.412
Net realized and unrealized gain (loss)	0.078		0.397	(0.424)	0.100	(0.327)	(0.592)

Total income (loss) from operations	$0.246		$0.751	$(0.030)	$0.496	$0.064	$(0.180)

Less Distributions
From net investment income	$(0.166)		$(0.351)	$(0.390)	$(0.376)	$(0.394)	$(0.410)

Total distributions	$(0.166)		$(0.351)	$(0.390)	$(0.376)	$(0.394)	$(0.410)

Net asset value — End of period	$8.540		$8.460	$8.060	$8.480	$8.360	$8.690

Total Return(2)	2.92	%(3)	9.48%	(0.31)%	5.97%	1.27%	(2.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,250		$80,350	$80,065	$99,082	$105,788	$107,673
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(4)	0.76%	0.77%	0.78%	0.83%	0.78%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	0.78	%(4)	0.80%	0.82%	0.82%	0.95%	1.15%
Expenses after custodian fee reduction excluding interest and fees	0.74	%(4)	0.76%	0.77%	0.78%	0.82%	0.76%
Net investment income	3.97	%(4)	4.27%	4.82%	4.61%	5.06%	4.53%
Portfolio Turnover	6	%(3)	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

101	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.360		$8.920	$9.380	$9.250	$9.620	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.324	$0.368	$0.368	$0.370	$0.381
Net realized and unrealized gain (loss)	0.097		0.435	(0.465)	0.110	(0.370)	(0.656)

Total income (loss) from operations	$0.248		$0.759	$(0.097)	$0.478	$—	$(0.275)

Less Distributions
From net investment income	$(0.148)		$(0.319)	$(0.363)	$(0.348)	$(0.370)	$(0.375)

Total distributions	$(0.148)		$(0.319)	$(0.363)	$(0.348)	$(0.370)	$(0.375)

Net asset value — End of period	$9.460		$9.360	$8.920	$9.380	$9.250	$9.620

Total Return(2)	2.67	%(3)	8.63%	(1.00)%	5.19%	0.43%	(2.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,393		$2,817	$3,757	$6,478	$9,863	$14,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51%	1.52%	1.53%	1.58%	1.53%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	1.54	%(4)	1.55%	1.57%	1.57%	1.70%	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51%	1.52%	1.53%	1.57%	1.51%
Net investment income	3.22	%(4)	3.53%	4.06%	3.87%	4.34%	3.78%
Portfolio Turnover	6	%(3)	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

102	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.370		$8.930	$9.390	$9.260	$9.630	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.324	$0.369	$0.367	$0.368	$0.381
Net realized and unrealized gain (loss)	0.088		0.435	(0.465)	0.111	(0.368)	(0.656)

Total income (loss) from operations	$0.238		$0.759	$(0.096)	$0.478	$—	$(0.275)

Less Distributions
From net investment income	$(0.148)		$(0.319)	$(0.364)	$(0.348)	$(0.370)	$(0.375)

Total distributions	$(0.148)		$(0.319)	$(0.364)	$(0.348)	$(0.370)	$(0.375)

Net asset value — End of period	$9.460		$9.370	$8.930	$9.390	$9.260	$9.630

Total Return(2)	2.56	%(3)	8.63%	(0.99)%	5.19%	0.43%	(2.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,471		$9,179	$9,699	$13,453	$12,287	$9,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.51%	1.52%	1.53%	1.59%	1.53%
Interest and fee expense(5)	0.04	%(4)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	1.53	%(4)	1.55%	1.57%	1.57%	1.71%	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(4)	1.51%	1.52%	1.53%	1.58%	1.51%
Net investment income	3.21	%(4)	3.52%	4.08%	3.86%	4.29%	3.80%
Portfolio Turnover	6	%(3)	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.
(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

103	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$8.480		$8.080	$8.500	$8.370	$8.710	$8.440

Income (Loss) From Operations
Net investment income(2)	$0.177		$0.371	$0.411	$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	0.078		0.397	(0.424)	0.109	(0.332)	0.263

Total income (loss) from operations	$0.255		$0.768	$(0.013)	$0.523	$0.071	$0.485

Less Distributions
From net investment income	$(0.175)		$(0.368)	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.175)		$(0.368)	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.560		$8.480	$8.080	$8.500	$8.370	$8.710

Total Return(3)	3.02	%(4)	9.68%	(0.09)%	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,240		$19,635	$18,510	$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.55%	0.57%	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.04	%(5)	0.04%	0.05%	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.58	%(5)	0.59%	0.62%	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.55%	0.57%	0.57%	0.63%	0.56	%(5)
Net investment income	4.16	%(5)	4.46%	5.02%	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	6	%(4)	9%	4%	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

104	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

105

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

August 31, 2013	$—	$661,011	$931,893	$944,485	$818,358	$831,764
August 31, 2015	—	—	536,265	—	204,999	—
August 31, 2016	143,185	126,693	306,338	98,602	4,159,062	337,671
August 31, 2017	149,650	826,603	980,989	155,003	34,823	2,259,438
August 31, 2018	1,195,230	1,981,781	2,812,349	442,246	2,032,881	3,282,262
August 31, 2019	434,821	1,798,823	3,087,553	958,653	1,823,894	1,434,581

Total capital loss carryforward	$1,922,886	$5,394,911	$8,655,387	$2,598,989	$9,074,017	$8,145,716

Deferred capital losses	$900,217	$2,448,220	$3,253,790	$1,013,631	$1,277,797	$1,599,583

Expiration Date	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

August 31, 2013	$—	$1,258,470	$290,746	$309,297	$1,185,970
August 31, 2015	88,235	—	—	—	—
August 31, 2016	274,170	2,145,240	1,027,752	238,529	502,088
August 31, 2017	—	1,066,237	3,019,420	—	3,212,881
August 31, 2018	3,573,563	9,061,392	10,869,967	3,909,047	464,954
August 31, 2019	1,655,671	809,441	527,346	1,662,071	10,782,176

Total capital loss carryforward	$5,591,639	$14,340,780	$15,735,231	$6,118,944	$16,148,069

Deferred capital losses	$5,132,463	$6,098,813	$7,050,081	$1,262,136	$7,848,397

As of February 28, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

106

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Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Alabama Fund	Georgia Fund	Maryland Fund	Missouri Fund

Floating Rate Notes Outstanding	$1,710,000	$3,375,000	$3,810,000	$1,880,000
Interest Rate or Range of Interest Rates (%)	0.14 - 0.22	0.15	0.11 - 0.22	0.12 - 0.37
Collateral for Floating Rate Notes Outstanding	$2,439,597	$5,184,405	$5,620,189	$3,682,963

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.12 - 0.37	0.14 - 0.37	0.12 - 0.37	0.11 - 0.16
Collateral for Floating Rate Notes Outstanding	$15,758,135	$26,653,315	$20,361,891	$6,270,235

For the six months ended February 28, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Missouri Fund

Average Floating Rate Notes Outstanding	$1,710,000	$527,072	$4,156,823	$3,810,000	$1,880,000
Average Interest Rate	0.92%	1.04%	0.90%	0.84%	1.02%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$245,967	$4,665,249
Average Interest Rate	0.86%	0.84%	0.87%	1.04%	1.05%

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Notes to Financial Statements (Unaudited) — continued

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Investment Adviser Fee	$74,650	$102,990	$114,147	$77,578	$140,378	$151,663
Effective Annual Rate	0.27%	0.30%	0.31%	0.28%	0.33%	0.33%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Adviser Fee	$256,996	$344,039	$304,624	$70,497	$198,842
Effective Annual Rate	0.37%	0.39%	0.38%	0.27%	0.36%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2013 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

EVM’s Sub-Transfer Agent Fees	$900	$1,040	$878	$976	$1,268	$1,495
EVD’s Class A Sales Charges	$5,740	$16,302	$7,861	$4,243	$8,437	$15,517

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$1,820	$2,514	$1,528	$861	$1,973
EVD’s Class A Sales Charges	$28,143	$38,512	$42,386	$8,442	$6,674

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

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Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 for Class A shares amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A Distribution and Service Fees	$42,069	$56,061	$50,494	$43,769	$61,592	$79,320

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A Distribution and Service Fees	$91,873	$116,324	$96,216	$40,301	$79,192

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Distribution Fees	$4,272	$7,550	$7,329	$2,337	$8,119	$6,882
Class C Distribution Fees	$11,220	$26,592	$27,838	$15,206	$63,525	$25,238

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Distribution Fees	$7,415	$20,259	$14,129	$3,914	$9,483
Class C Distribution Fees	$89,425	$91,378	$119,796	$37,973	$34,731

At February 28, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B	$1,271,000	$1,260,000	$1,852,000	$1,309,000	$1,558,000	$393,000
Class C	$392,000	$685,000	$865,000	$340,000	$1,369,000	$449,000

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B	$1,913,000	$1,671,000	$1,212,000	$720,000	$966,000
Class C	$1,728,000	$1,972,000	$2,934,000	$797,000	$867,000

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Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Service Fees	$1,139	$2,013	$1,954	$623	$2,165	$1,835
Class C Service Fees	$2,992	$7,091	$7,424	$4,055	$16,940	$6,730

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Service Fees	$1,977	$5,402	$3,768	$1,044	$2,529
Class C Service Fees	$23,847	$24,368	$31,946	$10,126	$9,261

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended February 28, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A	$—	$10	$—	$—	$—	$10
Class B	$—	$1,000	$2,000	$2,000	$1,000	$—
Class C	$1,000	$2,000	$200	$—	$4,000	$50

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A	$2,000	$100	$10	$30	$—
Class B	$400	$1,000	$2,000	$200	$1,000
Class C	$1,000	$1,000	$1,000	$200	$—

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Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2013 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Purchases	$11,398,408	$3,613,328	$3,968,132	$1,668,735	$6,685,202	$2,172,373
Sales	$4,460,132	$5,324,133	$8,416,219	$575,632	$5,623,613	$3,304,055

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Purchases	$20,269,857	$44,982,951	$29,562,808	$3,690,270	$6,270,882
Sales	$3,208,013	$35,352,925	$18,049,564	$3,883,163	$12,720,545

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	110,018	2,582	51,836	1,130,187
Issued to shareholders electing to receive payments of distributions in Fund shares	57,685	1,333	1,709	7,001
Redemptions	(242,222)	(15,917)	(35,812)	(32,943)
Exchange from Class B shares	14,213	—	—	—
Exchange to Class A shares	—	(12,921)	—	—

Net increase (decrease)	(60,306)	(24,923)	17,733	1,104,245

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	143,007	16,556	57,816	107,912
Issued to shareholders electing to receive payments of distributions in Fund shares	121,194	3,220	3,479	6,648
Redemptions	(564,548)	(19,416)	(26,632)	(29,762)
Exchange from Class B shares	46,568	—	—	—
Exchange to Class A shares	—	(42,355)	—	—

Net increase (decrease)	(253,779)	(41,995)	34,663	84,798

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Notes to Financial Statements (Unaudited) — continued

Arkansas Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	507,407	1,061	146,797	31,462
Issued to shareholders electing to receive payments of distributions in Fund shares	93,269	2,542	8,800	4,814
Redemptions	(325,302)	(13,621)	(108,653)	(43,979)
Exchange from Class B shares	11,131	—	—	—
Exchange to Class A shares	—	(10,360)	—	—

Net increase (decrease)	286,505	(20,378)	46,944	(7,703)

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	427,450	16,807	114,901	80,455
Issued to shareholders electing to receive payments of distributions in Fund shares	199,305	6,777	17,891	8,757
Redemptions	(1,109,481)	(33,387)	(103,395)	(20,865)
Exchange from Class B shares	64,823	—	—	—
Exchange to Class A shares	—	(60,319)	—	—

Net increase (decrease)	(417,903)	(70,122)	29,397	68,347

Georgia Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	372,503	42	61,363	172,380
Issued to shareholders electing to receive payments of distributions in Fund shares	75,413	2,493	8,982	10,953
Redemptions	(344,014)	(11,905)	(47,591)	(171,295)
Exchange from Class B shares	57,531	—	—	—
Exchange to Class A shares	—	(53,820)	—	—

Net increase (decrease)	161,433	(63,190)	22,754	12,038

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	596,429	3,997	162,390	663,525
Issued to shareholders electing to receive payments of distributions in Fund shares	152,832	6,786	18,811	11,186
Redemptions	(949,573)	(24,956)	(188,420)	(360,072)
Exchange from Class B shares	107,125	—	—	—
Exchange to Class A shares	—	(100,235)	—	—

Net increase (decrease)	(93,187)	(114,408)	(7,219)	314,639

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Notes to Financial Statements (Unaudited) — continued

Kentucky Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	106,534	34	74,352	197,981
Issued to shareholders electing to receive payments of distributions in Fund shares	75,588	747	5,571	15,317
Redemptions	(278,316)	(6,138)	(21,799)	(48,134)
Exchange from Class B shares	8,821	—	—	—
Exchange to Class A shares	—	(8,170)	—	—

Net increase (decrease)	(87,373)	(13,527)	58,124	165,164

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	301,735	621	144,564	660,328
Issued to shareholders electing to receive payments of distributions in Fund shares	173,700	2,311	8,648	11,872
Redemptions	(1,085,211)	(14,800)	(34,768)	(16,127)
Exchange from Class B shares	39,004	—	—	—
Exchange to Class A shares	—	(36,119)	—	—

Net increase (decrease)	(570,772)	(47,987)	118,444	656,073

Maryland Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	158,719	271	259,253	251,776
Issued to shareholders electing to receive payments of distributions in Fund shares	88,764	2,420	16,882	3,294
Redemptions	(531,475)	(12,484)	(100,986)	(56,397)
Exchange from Class B shares	16,637	—	—	—
Exchange to Class A shares	—	(15,260)	—	—

Net increase (decrease)	(267,355)	(25,053)	175,149	198,673

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	449,945	11,328	439,585	164,692
Issued to shareholders electing to receive payments of distributions in Fund shares	184,577	7,290	28,420	4,978
Redemptions	(694,636)	(35,000)	(93,381)	(43,492)
Exchange from Class B shares	134,694	—	—	—
Exchange to Class A shares	—	(123,487)	—	—

Net increase (decrease)	74,580	(139,869)	374,624	126,178

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Notes to Financial Statements (Unaudited) — continued

Missouri Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	381,496	88	73,840	182,948
Issued to shareholders electing to receive payments of distributions in Fund shares	126,081	2,145	6,444	5,093
Redemptions	(651,403)	(10,775)	(12,514)	(28,368)
Exchange from Class B shares	9,244	—	—	—
Exchange to Class A shares	—	(8,364)	—	—

Net increase (decrease)	(134,582)	(16,906)	67,770	159,673

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	771,271	1,602	127,064	225,040
Issued to shareholders electing to receive payments of distributions in Fund shares	252,811	5,656	11,220	5,191
Redemptions	(1,176,795)	(45,849)	(23,729)	(78,381)
Exchange from Class B shares	45,695	—	—	—
Exchange to Class A shares	—	(41,337)	—	—

Net increase (decrease)	(107,018)	(79,928)	114,555	151,850

North Carolina Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,056,886	—	427,966	445,036
Issued to shareholders electing to receive payments of distributions in Fund shares	156,623	2,690	31,097	11,570
Redemptions	(362,889)	(6,500)	(86,550)	(125,227)
Exchange from Class B shares	17,578	—	—	—
Exchange to Class A shares	—	(16,340)	—	—

Net increase (decrease)	868,198	(20,150)	372,513	331,379

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,514,225	6,904	897,724	656,908
Issued to shareholders electing to receive payments of distributions in Fund shares	308,789	7,413	47,155	13,542
Redemptions	(1,020,271)	(43,496)	(269,162)	(396,199)
Exchange from Class B shares	36,413	—	—	—
Exchange to Class A shares	—	(33,854)	—	—

Net increase (decrease)	839,156	(63,033)	675,717	274,251

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Notes to Financial Statements (Unaudited) — continued

Oregon Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,092,170	749	374,678	1,099,038
Issued to shareholders electing to receive payments of distributions in Fund shares	202,534	6,112	30,903	12,092
Redemptions	(1,304,791)	(58,766)	(323,676)	(279,143)
Exchange from Class B shares	80,780	—	—	—
Exchange to Class A shares	—	(73,852)	—	—

Net increase (decrease)	70,693	(125,757)	81,905	831,987

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,888,879	16,820	628,860	2,678,857
Issued to shareholders electing to receive payments of distributions in Fund shares	414,388	18,088	61,338	18,863
Redemptions	(1,826,076)	(106,111)	(188,781)	(274,425)
Exchange from Class B shares	99,188	—	—	—
Exchange to Class A shares	—	(90,656)	—	—

Net increase (decrease)	576,379	(161,859)	501,417	2,423,295

South Carolina Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	948,622	43	471,649	785,901
Issued to shareholders electing to receive payments of distributions in Fund shares	161,807	5,282	39,366	12,412
Redemptions	(772,384)	(19,108)	(96,569)	(377,601)
Exchange from Class B shares	18,745	—	—	—
Exchange to Class A shares	—	(17,672)	—	—

Net increase (decrease)	356,790	(31,455)	414,446	420,712

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,514,642	12,187	899,402	710,766
Issued to shareholders electing to receive payments of distributions in Fund shares	331,874	13,838	68,899	21,080
Redemptions	(1,044,208)	(72,324)	(413,034)	(758,800)
Exchange from Class B shares	61,113	—	—	—
Exchange to Class A shares	—	(57,578)	—	—

Net increase (decrease)	863,421	(103,877)	555,267	(26,954)

116

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Tennessee Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	259,221	46	159,814	14,455
Issued to shareholders electing to receive payments of distributions in Fund shares	69,144	1,415	11,763	1,841
Redemptions	(311,031)	(3,073)	(93,501)	(3,154)
Exchange from Class B shares	19,697	—	—	—
Exchange to Class A shares	—	(18,087)	—	—

Net increase (decrease)	37,031	(19,699)	78,076	13,142

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	346,261	6,506	292,773	87,746
Issued to shareholders electing to receive payments of distributions in Fund shares	142,789	3,759	19,548	2,337
Redemptions	(695,040)	(17,948)	(112,732)	(14,132)
Exchange from Class B shares	51,607	—	—	—
Exchange to Class A shares	—	(47,359)	—	—

Net increase (decrease)	(154,383)	(55,042)	199,589	75,951

Virginia Fund
	Six Months Ended February 28, 2013 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	240,147	867	80,717	199,834
Issued to shareholders electing to receive payments of distributions in Fund shares	147,457	3,833	12,365	5,323
Redemptions	(759,301)	(24,838)	(72,045)	(274,438)
Exchange from Class B shares	30,683	—	—	—
Exchange to Class A shares	—	(27,720)	—	—

Net increase (decrease)	(341,014)	(47,858)	21,037	(69,281)

	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	786,914	12,031	104,511	542,801
Issued to shareholders electing to receive payments of distributions in Fund shares	316,120	11,285	27,784	9,215
Redemptions	(1,655,765)	(35,035)	(238,762)	(526,942)
Exchange from Class B shares	120,077	—	—	—
Exchange to Class A shares	—	(108,476)	—	—

Net increase (decrease)	(432,654)	(120,195)	(106,467)	25,074

117

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Aggregate cost	$54,184,657	$61,112,255	$60,239,384	$50,119,063	$76,757,602	$78,376,933
Gross unrealized appreciation	$5,115,564	$4,662,982	$7,097,393	$5,264,477	$7,449,291	$9,613,421
Gross unrealized depreciation	(126,500)	(218,181)	(338,517)	(129,980)	(925,464)	(68,849)

Net unrealized appreciation	$4,989,064	$4,444,801	$6,758,876	$5,134,497	$6,523,827	$9,544,572

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Aggregate cost	$127,755,507	$163,726,351	$146,098,165	$45,982,386	$91,329,597
Gross unrealized appreciation	$15,689,850	$19,829,391	$16,632,921	$4,779,544	$13,807,708
Gross unrealized depreciation	(224,120)	(2,611,202)	(190,746)	(804,631)	(385,933)

Net unrealized appreciation	$15,465,730	$17,218,189	$16,442,175	$3,974,913	$13,421,775

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2013, the Oregon Fund had a balance outstanding pursuant to this line of credit of $4,400,000, at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2013. The Funds’ average borrowings or allocated fees during the six months ended February 28, 2013 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

118

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at February 28, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arkansas	6/13	75 U.S. 30-Year Treasury Bond	Short	$(10,687,963)	$(10,783,594)	$(95,631)

Georgia	6/13	115 U.S. 30-Year Treasury Bond	Short	$(16,388,210)	$(16,534,844)	$(146,634)

Kentucky	6/13	65 U.S. 30-Year Treasury Bond	Short	$(9,262,901)	$(9,345,781)	$(82,880)

Maryland	6/13	38 U.S. 30-Year Treasury Bond	Short	$(5,462,820)	$(5,463,687)	$(867)
Missouri	6/13	39 U.S. 10-Year Treasury Note	Short	$(5,098,874)	$(5,130,328)	$(31,454)
	6/13	9 U.S. 30-Year Treasury Bond	Short	(1,282,555)	(1,294,031)	(11,476)

Oregon	6/13	100 U.S. 30-Year Treasury Bond	Short	$(14,375,842)	$(14,378,125)	$(2,283)

Tennessee	6/13	70 U.S. 30-Year Treasury Bond	Short	$(9,975,432)	$(10,064,688)	$(89,256)

Virginia	6/13	245 U.S. 30-Year Treasury Bond	Short	$(34,914,012)	$(35,226,407)	$(312,395)

At February 28, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2013 were as follows:

	Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund

Liability Derivative:
Futures Contracts	$(95,631	)(1)	$(146,634	)(1)	$(82,880	)(1)	$(867	)(1)

Total	$(95,631)		$(146,634)		$(82,880)		$(867)

	Missouri Fund		Oregon Fund		Tennessee Fund		Virginia Fund

Liability Derivative:
Futures Contracts	$(42,930	)(1)	$(2,283	)(1)	$(89,256	)(1)	$(312,395	)(1)

Total	$(42,930)		$(2,283)		$(89,256)		$(312,395)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

119

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2013 was as follows:

	Alabama Fund		Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund		Missouri Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$21,067	(1)	$331,092	(1)	$507,674	(1)	$286,946	(1)	$120,253	(1)	$52,253	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,998	(2)	$29,311	(2)	$44,944	(2)	$25,403	(2)	$62,437	(2)	$10,830	(2)

	North Carolina Fund		Oregon Fund		South Carolina Fund		Tennessee Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$848,818	(1)	$921,407	(1)	$900,900	(1)	$309,019	(1)	$1,081,566	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$333,178	(2)	$497,485	(2)	$499,768	(2)	$27,356	(2)	$95,749	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended February 28, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Average Notional Amount:
Futures Contracts	$429,000	$7,500,000	$11,500,000	$6,500,000	$3,800,000	$4,800,000

		North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Average Notional Amount:
Futures Contracts		$15,714,000	$25,714,000	$23,929,000	$7,000,000	$24,500,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

120

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,883,721	$—	$60,883,721

Total Investments	$—	$60,883,721	$—	$60,883,721

Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,557,056	$—	$65,557,056

Total Investments	$—	$65,557,056	$—	$65,557,056

Liability Description

Futures Contracts	$(95,631)	$—	$—	$(95,631)

Total	$(95,631)	$—	$—	$(95,631)

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,373,260	$—	$70,373,260

Total Investments	$—	$70,373,260	$—	$70,373,260

Liability Description

Futures Contracts	$(146,634)	$—	$—	$(146,634)

Total	$(146,634)	$—	$—	$(146,634)

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,253,560	$—	$55,253,560

Total Investments	$—	$55,253,560	$—	$55,253,560

Liability Description

Futures Contracts	$(82,880)	$—	$—	$(82,880)

Total	$(82,880)	$—	$—	$(82,880)

121

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Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$87,091,429	$—	$87,091,429

Total Investments	$—	$87,091,429	$—	$87,091,429

Liability Description

Futures Contracts	$(867)	$—	$—	$(867)

Total	$(867)	$—	$—	$(867)

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$89,801,505	$—	$89,801,505

Total Investments	$—	$89,801,505	$—	$89,801,505

Liability Description

Futures Contracts	$(42,930)	$—	$—	$(42,930)

Total	$(42,930)	$—	$—	$(42,930)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$153,156,237	$—	$153,156,237

Total Investments	$—	$153,156,237	$—	$153,156,237

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$190,261,055	$—	$190,261,055

Taxable Municipal Securities	—	8,053,485	—	8,053,485

Total Investments	$—	$198,314,540	$—	$198,314,540

Liability Description

Futures Contracts	$(2,283)	$—	$—	$(2,283)

Total	$(2,283)	$—	$—	$(2,283)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$175,430,340	$—	$175,430,340

Total Investments	$—	$175,430,340	$—	$175,430,340

122

Eaton Vance

Municipal Income Funds

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,957,299	$—	$49,957,299

Total Investments	$—	$49,957,299	$—	$49,957,299

Liability Description

Futures Contracts	$(89,256)	$—	$—	$(89,256)

Total	$(89,256)	$—	$—	$(89,256)

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$108,081,372	$—	$108,081,372

Total Investments	$—	$108,081,372	$—	$108,081,372

Liability Description

Futures Contracts	$(312,395)	$—	$—	$(312,395)

Total	$(312,395)	$—	$—	$(312,395)

The Funds held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

123

Eaton Vance

Municipal Income Funds

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Thomas M. Metzold

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

124

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

125

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445-4/13	12MUNI1/1SRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 11, 2013

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 11, 2013